Filed with the U.S. Securities and Exchange Commission on January 22, 2026
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre‑Effective Amendment No.
Post‑Effective Amendment No. 1184	[X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 1186	[X]
(Check appropriate box or boxes.)
ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (626) 914-7363
Jeffrey T. Rauman, President
Advisors Series Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Rachael L. Schwartz, Esq.
Sullivan & Worcester LLP
1251 Avenue of the Americas, 19th Floor
New York, New York 10020
It is proposed that this filing will become effective

immediately upon filing pursuant to paragraph (b)
X	on January 28, 2026 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE. This Post-Effective Amendment No. 1184 to the Registration Statement of Advisors Series Trust on Form N-1A is being filed to add the audited financial statements and certain related financial information for the fiscal year ended September 30, 2025, for the Trust's series, the Chase Growth Fund.

CHASE GROWTH FUND

Class N	CHASX
Institutional Class	CHAIX
www.chasegrowthfund.com
PROSPECTUS
January 28, 2026

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

2

SUMMARY SECTION
Chase Growth Fund (the “Fund”)
Investment Objective
The Fund’s investment objective is to achieve the growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

	Class N	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Other Expenses	0.39%	0.39%
Shareholder Servicing Plan Fees	0.15%	None
Total Annual Fund Operating Expenses(1)	1.29%	1.14%
Less: Fee Waiver and/or Expense Reimbursement(2)	-0.14%	-0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.00%

(1)Total Annual Fund Operating Expenses do not correlate to the Expense Ratios in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Fund and do not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).

(2)Chase Investment Counsel Corporation (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to 0.99% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 28, 2027, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap, at the time such amounts were waived or at the time of recoupment, whichever is lower.

Example. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$117	$395	$694	$1,544
Institutional Class	$102	$348	$614	$1,374
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106.60% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests primarily in common stocks of domestic companies of any size market capitalization. Stocks that the Adviser purchases for the Fund typically have earnings growth in excess of 10% per year on a historical basis, have demonstrated consistency of earnings growth over time and are believed by the Adviser to be of higher quality than other company stocks. The Fund may regularly have significant exposure to one or more economic sectors of the market. For example, as of September 30, 2025, 25.40% of the Fund’s total investments were invested in securities within the technology sector. In addition, the Fund may invest a portion of its assets in non-U.S. issuers that are either publicly traded in the U.S. or through the use of depositary receipts, such as American Depositary Receipts (“ADRs”). The Fund may also use money market funds or exchange-traded funds (“ETFs”) for its cash position.
In buying and selling portfolio securities, the Adviser first screens companies for 10% or greater earnings growth over the last five years, consistency of earnings, and liquidity. The Adviser then applies a proprietary filter to find stocks with certain characteristics such as earnings momentum and relative price performance, as well as a number of other fundamental and technical factors. The Adviser then conducts traditional fundamental security analysis to identify the key drivers of growth for each candidate, assess the risks to the company, and determine the most attractive buys for the Fund. The Adviser continuously reviews prices and adjusts its price targets in response to changes in stock characteristics. The existence of alternative securities that the Adviser considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.
The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.
Principal Investment Risks
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund. The following risks are considered principal and could affect the value of your investment in the Fund:
•Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
•Equity Securities Risk – The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Management Risk – The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to correctly identify economic trends and select stocks, particularly in volatile stock markets.
•Medium-Cap Companies Risk – Investing in securities of medium-capitalization companies may involve greater volatility than investing in larger companies because medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.
•Large-Cap Companies Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Sector Emphasis Risk – Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react negatively in some circumstances to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if exposure to such sector comprised a lesser portion of the Fund’s portfolio.
◦Technology Sector Risk – Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
•Small-Cap Companies Risk – Investments in smaller or unseasoned companies involve much greater risk than investments in larger, more established companies due to smaller companies being more likely to experience unexpected fluctuations in prices. This is due to the higher degree of uncertainty in a small-cap company’s growth prospects, the lower degree of liquidity in the market for small-cap stocks, and the greater sensitivity of small-cap companies to changing economic conditions.

•Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.
•Depositary Receipt Risk – Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Investments in foreign securities may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. When the Fund invests in depositary receipts as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the underlying foreign shares.
•Foreign Securities Risk – Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments.
The Fund is intended for investors who:
•Have a long-term investment horizon;
•Want to diversify their investment portfolio; and/or
•Are willing to accept higher short-term risk in exchange for a higher potential for long-term total return.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund’s Class N shares from year to year. The table shows how the Fund’s Class N and Institutional Class shares average annual returns for 1-year, 5-years, and 10-years and since inception compare with those of a broad measure of market performance and an index that reflects the Lipper category applicable to the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Prior to January 31, 2020, the Fund had an investment strategy to primarily invest in large-cap stocks. The performance shown below for periods prior to the change in the Fund's investment strategy was achieved under the Fund's prior investment strategy. Updated performance information is available on the Fund’s website at www.chasegrowthfund.com or by calling the Fund toll-free at 1-888-861-7556.

Class N – Calendar Year Total Returns as of December 31

60%
40%
20%
0%
-20%
-40%
2.55%
24.52%
-3.97%
25.80%
18.25%
22.09%
-20.40%
25.85%
38.68%
20.63%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

Best Quarter:	2Q, 2020	21.24%
Worst Quarter:	1Q, 2020	-18.72%

Average Annual Total Returns (for the periods ended December 31, 2025)	1 Year	5 Years	10 Years	Since Inception (12/2/1997)
Class N (1)
Return Before Taxes	20.63%	15.39%	14.08%	9.67%
Return After Taxes on Distributions	17.84%	12.28%	11.24%	7.91%
Return After Taxes on Distributions and Sale of Fund Shares	13.54%	11.56%	10.74%	7.73%
Institutional Class (1)
Return Before Taxes	20.68%	15.50%	14.20%	9.80%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	9.16%
Lipper Multi-Cap Growth Funds Index (reflects no deduction for taxes)	16.52%	9.22%	14.27%	8.86%
(1)Class N incepted on December 2, 1997, and the Institutional Class incepted on January 29, 2007. Performance shown prior to the inception of the Institutional Class reflects the performance of Class N and includes expenses that are not applicable to and are higher than those of the Institutional Class.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Class N. After-tax returns for the Institutional Class will vary to the extent it has different expenses.
Management
Investment Adviser. Chase Investment Counsel Corporation is the Fund’s investment adviser.
Portfolio Managers. The following are jointly and primarily responsible for the management of the Fund.

Portfolio Manager	Years of Service with the Fund	Title
Peter W. Tuz, CFA, CFP®	28	President and Director, Portfolio Manager
Robert C. Klintworth, CMT, CFP®	21	Senior Vice President, Portfolio Manager
Spencer J. Garrett	2	Junior Analyst/Assistant Portfolio Manager
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Chase Growth Fund, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252), by telephone at 1‑888‑861‑7556, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Class N	$2,000	$250
Institutional Class	$500,000	$500
Tax Information
The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS
Under normal market conditions, the Fund invests primarily in common stocks of domestic companies of any size market capitalization. The Fund may regularly have significant exposure to one or more economic sectors of the market. For example, as of September 30, 2025, 25.40% of the Fund’s total investments were invested in securities within the technology sector. In addition, the Fund may invest a portion of its assets in non-U.S. issuers that are either publicly traded in the U.S. or through the use of depositary receipts, such as American Depositary Receipts (“ADRs”).
The Fund's investment objective described in the Summary Section is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders. There is no guarantee that the Fund will achieve its investment objective. The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.
Selection of Equity Securities for the Fund
In buying and selling portfolio securities, the Adviser first screens companies for 10% or greater earnings growth over the last five years, consistency of earnings, and liquidity. The Adviser then applies a proprietary filter to find stocks with certain characteristics such as earnings momentum and relative price performance, as well as a number of other fundamental and technical factors. The Adviser then conducts traditional fundamental security analysis to identify the key drivers of growth for each candidate, assess the risks to the company, and determine the most attractive buys for the Fund. The Adviser continuously reviews prices and adjusts its price targets in response to changes in stock characteristics. The existence of alternative securities that the Adviser considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.
Temporary Defensive Positions for the Fund
At the Adviser’s discretion, the Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions. This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result. To the extent the Fund uses a money market fund or ETF for its cash position, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market fund’s or ETF’s management fees and operational expenses.
Please review the Statement of Additional Information (“SAI”) which also provides information on other investment strategies the Fund may pursue from time to time.
Related Risks
Your investment in the Fund is subject to certain risks. Therefore, you may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Other principal risks you should consider include:
Economic and Market Risk – The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including tensions, war, and open conflict between nations could affect the economies of many countries including the United States. Trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed income markets, which may disrupt economies and markets and adversely affect the value of your investment. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. In addition, policy changes by the U.S. government, the U.S. Federal Reserve and/or foreign governments, and political and economic changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown, threats not to increase the federal government’s debt limit which could result in a default on the government’s obligations, and the shutdown of certain financial institutions, may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, the imposition of tariffs, risks associated with trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In 2022 the Federal Reserve and certain foreign central banks began to increase interest rates to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Regulators in the U.S. have adopted a number of changes to regulations affecting markets and issuers, some of which apply to the Fund. Due to the broad scope of the regulations being adopted, certain of these changes, which may be revised or rescinded, could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.
Equity Securities Risk – The value of a share of the Fund – its “net asset value (“NAV”) per share” – depends upon the market value of all of the Fund’s investments. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
Management Risk – The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to correctly identify economic trends and select stocks, particularly in volatile stock markets.

Medium-Cap Companies Risk – The stocks of mid-cap companies may be more vulnerable to adverse business or economic events than larger companies. Historically, stocks of medium-sized companies have been more volatile than stocks of larger companies and may be considered more speculative than investments in larger companies. Thus, securities of medium-sized companies present greater risks than securities of larger, more established companies. You should therefore expect the value of Fund shares to be more volatile than the shares of a mutual fund investing exclusively in larger company stocks.
Large-Cap Companies Risk – The stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Sector Emphasis Risk – The Fund may, from time to time, invest a significant amount of its portfolio in securities of issuers principally engaged in the same or related businesses. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses. Securities of companies in such business or businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if exposure to such sector comprised a lesser portion of the Fund’s portfolio.
Technology Sector Risk – Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Finally, while all companies may be susceptible to network security breaches, certain companies in the information technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. These risks are heightened for information technology companies in foreign markets.
Small-Cap Companies Risk – Small-cap companies are considered more speculative and may experience greater price volatility than larger companies. Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of small-cap companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small-cap companies to changing economic conditions. Besides exhibiting greater volatility, small-cap company stocks may, to a degree, fluctuate independently of larger company stocks. Small-cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Thus, securities of small companies present greater risks than securities of larger, more established companies. You should therefore expect the value of Fund shares to be more volatile than the shares of a mutual fund investing exclusively in larger company stocks.

Investments in smaller or unseasoned companies or companies with special circumstances often involve much greater risk than are inherent in other types of investments, because securities of such companies may be more likely to experience unexpected fluctuations in prices.
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Fund’s performance. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.
Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for the shares. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks.
Foreign Securities Risk – Investments in foreign securities (including depositary receipts), are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Portfolio Holdings Information
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI. Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Part F of Form N-PORT. A complete listing of the Fund’s securities and top ten holdings is available on the Fund’s website within five to ten business days after the end of each calendar quarter at www.chasegrowthfund.com. The annual and semi-annual reports are available by contacting Chase Funds c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252, by calling 1-888-861-7556 or at www.chasegrowthfund.com.

MANAGEMENT
Investment Adviser
The Fund’s investment adviser is Chase Investment Counsel Corporation, located at 350 Old Ivy Way, Suite 100, Charlottesville, Virginia 22903. The Adviser and a predecessor proprietorship have provided asset management services to individuals and institutional investors since 1957. As of September 30, 2025, the Adviser managed approximately $488 million in assets.
The Adviser manages the Fund in accordance with its investment objective and policies. The Adviser makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities. For the fiscal year ended September 30, 2025, the Adviser received management fees of 0.61% of the Fund’s average daily net assets, net of the contractual management fee waiver.
A discussion regarding the basis of the Board’s approval of the Adviser’s investment advisory agreement is available in the Fund’s semi-annual report for the fiscal period ended March 31, 2025.
Portfolio Managers
Peter W. Tuz, CFA, CFP® , Robert C. Klintworth, CMT, CFP®, and Spencer J. Garrett are the investment professionals at the Adviser primarily responsible for the day-to-day management of the Fund with 28, 21, and two years of experience, respectively, managing the Fund. Mr. Klintworth and Mr. Tuz serve as primary portfolio managers and analysts for the Fund and Mr. Garrett serves as an analyst and assistant portfolio manager. Prior to joining Chase Investment Counsel in 2023, Mr. Garrett served in a similar capacity with Canal Capital Management (2019-2022) and LongView Wealth Management (2022-2023). Mr. Garrett is a graduate of Hampden-Sydney College (BA) and the College of William and Mary (MBA).
Since the Fund’s inception on December 2, 1997, the Adviser has served as the investment adviser to the Fund.
The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by them and their ownership of securities in the Fund.
Fund Expenses
The Fund is responsible for its own operating expenses. The Adviser has contractually agreed, however, to waive a portion of its management fees and pay expenses of the Fund to ensure that the Total Annual Fund Operating Expenses (excluding AFFE, leverage interest, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees or any other class-specific expenses) do not exceed 0.99% of the Fund’s average daily net assets through at least January 28, 2027. The term of the Fund’s operating expenses limitation agreement is indefinite and it can only be terminated by the Board. The Adviser may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board’s independent trustees who oversee the Fund. The Fund must pay current ordinary operating expenses before the Adviser is entitled to any recoupment of management fees and Fund expenses.

Description of Classes
The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares of the Fund. The Fund may offer two classes of shares - Class N and Institutional Class. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:
•Class N shares are charged a 0.15% shareholder servicing plan fee and have no sales load.
•Institutional Class shares are not charged a shareholder servicing plan fee and are typically limited for investment by shareholders whose cumulative investment in the Fund is $500,000 or more. Financial intermediaries who invest in the Fund across multiple client accounts may utilize the Institutional Class shares if the aggregate investment equals or exceeds $500,000. The $500,000 minimum is waived for qualified retirement plans.
SHAREHOLDER INFORMATION
Pricing of Fund Shares
Fund shares are priced at NAV. NAV is calculated by adding the value of all securities and other assets attributable to the Fund, then subtracting liabilities attributable to the Fund. The net asset amount attributable to each class of shares is divided by the number of shares held by investors of the class.
In calculating the NAV per share, the Fund’s securities are valued using current market prices, if readily available. When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures adopted by the Adviser. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board has designated the Adviser as its “valuation designee” under Rule 2a-5 of the Investment Company Act of 1940, as amended, subject to its oversight. The NAV per share is calculated after the close of trading on the New York Stock Exchange (“NYSE”) every day that the NYSE is open. The NAV is not calculated on days that the NYSE is closed for trading. The NYSE usually closes at 4:00 p.m., Eastern Time, on weekdays, except for holidays. The NYSE is typically closed for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If your order and payment are received after the NYSE has closed, your shares will be priced at the next NAV per share calculated after receipt of your order in good form.
HOW TO INVEST
Opening a New Account
You may purchase shares of the Fund by check, by wire transfer through a bank or through one or more brokers authorized by the Fund to receive purchase orders. Please use the appropriate new account application when purchasing by mail or wire. If you have any questions or need further information about how to purchase shares of the Fund, you may call a customer service representative of the Fund toll-free at 1-888-861-7556. The Fund reserves the right to reject any purchase order. For example, a purchase order may be refused if, in the Adviser’s opinion, it is so large that it would disrupt the management of the Fund. Orders may also be rejected from persons believed by the Fund to be “market timers.”
All purchase checks must be in U.S. dollars drawn on a domestic financial Institution. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment.
To buy shares of the Fund, complete a new account application and send it together with your check for the amount you wish to invest in the Fund to the address below. To make additional investments once you have opened your account, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”). If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check. The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.
Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
Purchasing Shares by Mail
Please complete the new account application and mail it with your check, payable to Chase Growth Fund, to the Transfer Agent at the following addresses. You may not send a purchase order or redemption request via overnight delivery to a United States Postal Service post office box.

Regular Mail Chase Growth Fund c/o U.S. Bank Global Fund Services P.O. Box 219252 Kansas City, Missouri 64121-9252	Overnight Deliveries Chase Growth Fund c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave, Suite 219252 Kansas City, Missouri 64105-1307
Note:    The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s office.
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your new account application as part of the Trust’s Anti-Money Laundering Program. As requested on the new account application, you must provide your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-888-861-7556 if you need additional assistance when completing your new account application.
If the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.
Purchasing Shares by Wire
If you are making your first investment in the Fund, the Transfer Agent must have previously received a completed new account application before you can send in your wire purchase. You can mail or overnight deliver your new account application to the Transfer Agent at the above address. Upon receipt of your completed new account application, the Transfer Agent will establish an account on your behalf. Once your account is established, you may instruct your bank to send the wire. Your bank must include the name of the Fund you are purchasing, your name and your account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:
U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No.: 075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C No.: 112-952-137
FFC: Chase Growth Fund
Shareholder Registration
Shareholder Account Number
If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire transactions. If you have questions about how to invest by wire, you may call the Transfer Agent at 1-888-861-7556. Your bank may charge you a fee for sending a wire payment to the Fund.
Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing. Neither the Fund nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.
Purchasing Shares by Telephone
If your signed new account application has been received by the Fund and unless you declined telephone purchase privileges in your new account application, you may purchase additional shares by calling the Fund toll-free at 1-888-861-7556. You may not make your initial purchase of the Fund shares by telephone. Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network. Your account must be open for at least seven business days and you must have banking information established on your account prior to making a telephone purchase. Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions. If your order is received prior to 4:00 p.m. Eastern Time, shares will be purchased at the NAV per share next calculated. For security reasons, requests by telephone may be recorded. Once a telephone transaction has been requested, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern Time).
Purchasing through an Investment Broker
The Fund’s shares are offered through approved financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals and their agents (together, “Brokers”). The Fund shares are also offered directly through the Fund’s distributor. An order placed with a Broker is treated as if it was placed directly with the Transfer Agent, and will be executed at the next NAV per share calculated by the Fund. Brokers may be authorized by the Fund’s principal underwriter to designate other brokers and financial intermediaries to accept orders on the Fund’s behalf. An order is deemed to be received when the Fund, a Broker’s or, if applicable, a Broker’s authorized designee accepts the order. Your Broker will hold your shares in a pooled account in the Broker’s name. The Fund may pay the Broker to maintain your individual ownership information, for maintaining other required records, and for providing other shareholder services. A Broker who offers shares may require payment of fees from its individual clients. If you invest through a Broker, the policies and fees may be different than those described in this Prospectus. For example, the Broker may charge transaction fees or set different minimum investments. The Broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.
Please contact your Broker to see if they are an approved Broker of the Fund and for additional information.
In-Kind Purchases
The Fund reserves the right to accept payment for shares in the form of securities that are permissible investments for the Fund. See the SAI for further information about the terms of these purchases.
The Fund’s Institutional Class is being offered to a limited category of investors, most notably those individuals whose cumulative investment in the Fund equals or exceeds $500,000 or to financial intermediaries whose aggregate investment across client accounts equals or exceeds $500,000.
Minimum Investment Amounts

Type of Account	To Open Your Account	To Add to Your Account
Class N	$2,000	$250
Institutional Class	$500,000	$500
The Fund’s minimum investment requirements may be waived from time to time by the Adviser, and for the following types of shareholders:
•current and retired employees, directors/trustees and officers of the Trust, the Adviser and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);
•any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Adviser and its affiliates;
•current employees of the Transfer Agent, broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Adviser and the immediate family members of any of them;
•registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor;
•qualified broker-dealers who have entered into an agreement with the Fund’s distributor;
•existing clients of the Adviser, their employees and immediate family members of such employees; and
•qualified retirement plans.
Automatic Investment Plan
Once you open your account, you may purchase shares of the Fund through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking or savings account on a bi-weekly, monthly, bi-monthly or quarterly basis. To be eligible for the AIP, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time without notice. The first AIP purchase will take place no earlier than seven business days after the Transfer Agent has received your request to add this option.
If you hold Class N shares of the Fund, you may make regular investments in amounts of $250 or more using the AIP. If you hold Institutional Class shares of the Fund, you may make regular investments in amounts of $500 or more using the AIP. You may arrange for your bank or financial institution to transfer a pre-authorized amount. You may select this option by completing the “Automatic Investment Plan” section of the new account application and sending a voided check or savings deposit slip.
The Transfer Agent will charge a $25 fee for any ACH payment that is rejected by your bank. You may terminate your participation in the AIP by notifying the Transfer Agent at 1-888-861-7556, at least five calendar days prior to the date of the next scheduled AIP purchase.
Minimum Account Balance
If your total account balance for the Fund falls below $500 due to redemptions, the Fund may sell your shares of the Fund and send you the proceeds. The Fund will inform you in writing 30 days prior to selling your shares. If you do not bring your total account balance up to $500 within 30 days, the Fund may sell your shares and send you the proceeds. The Fund will not sell your shares if your account value declines as a result of market fluctuations.
Selling Your Shares
You may sell your shares by mail, telephone or through a Broker. As discussed below, you may receive proceeds of your sale in a check, ACH, or federal wire transfer. The Fund typically expects that they will take one to three days following the receipt of your redemption request to pay out redemption proceeds. However, while not expected, payment of redemption proceeds may take up to seven days if sending proceeds earlier could adversely affect the Fund. If any shares being sold are part of an investment that has been paid for by check or electronic funds transfer through the ACH network, the Fund may delay sending your redemption proceeds until your purchase amount clears, which can take up to 15 calendar days. Shareholders can avoid this delay by utilizing the wire purchase option.
The Fund typically expects that it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in unusual market conditions.
The Fund reserves the right to redeem in-kind as described under “Redemption In-Kind” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind are typically only used in unusual market conditions. The Fund has a line of credit in place that may be used to meet redemption requests during unusual market conditions.
No redemption request will be effective until all documents have been received in proper form by the Transfer Agent. Shareholders should contact the Transfer Agent toll-free at 1-888-861-7556 for further information concerning documentation required for a redemption of Fund shares.
IRA Redemptions
Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax. Shares held in an IRA account may be redeemed by telephone at 1-888-861-7556. Investors will be asked whether or not to withhold taxes from any distribution.
Selling Your Shares by Mail
You may sell (redeem) your shares by sending a signed written request to the Fund. You must give your account number and state the number of shares (or amount) you wish to sell. If the account is in the name of more than one person, each shareholder must sign the written request. Certain requests to redeem shares may require signature guarantees. Send your written request to the Fund at:

Regular Mail Chase Growth Fund c/o U.S. Bank Global Fund Services P.O. Box 219252 Kansas City, Missouri 64121-9252	Overnight Deliveries Chase Growth Fund c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave, Suite 219252 Kansas City, Missouri 64105-1307
Note:    The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s office.
Selling Your Shares by Telephone
You may redeem Fund shares by telephone unless you declined telephone redemption privileges on your new account application. You may sell your shares by calling the Transfer Agent toll free at 1-888-861-7556. Your redemption will be mailed to your address of record, wired to your bank of record or sent via electronic funds transfer through the ACH network to your pre-determined bank account. A $15 charge will be applied to each wire redemption. Although there is no charge for an ACH payment, you may not receive credit to your bank account for two to three business days. The minimum wire amount is $1,000. Your bank or financial institution may charge a fee for receiving the wire from the Fund. The Fund will take steps to confirm that a telephone redemption is authentic. This may include recording the telephone instructions or requiring a form of personal identification before acting on those instructions. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. The Fund reserves the right to refuse telephone instructions if they cannot reasonably confirm the telephone instructions. The Fund may be liable for losses from unauthorized or fraudulent telephone transactions only if these reasonable procedures are not followed. You may request telephone redemption privileges after your account is opened. A written request must be sent to the Transfer Agent. The request must be signed by each shareholder of the account and may require a signature guarantee, signature verification from a Signature Validation Program member, or other form of signature authentication from a financial institution source. The maximum redemption amount allowed by telephone is $50,000. Amounts in excess of $50,000 must be in writing and must include a signature guarantee as described below. The Adviser reserves the right to waive the maximum telephone redemption amount for certain accounts, such as omnibus or certain retirement plan accounts. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).
Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Fund by telephone, you may make your redemption request in writing to the address noted above.
Systematic Withdrawal Plan
You may request that a predetermined dollar amount be sent to you monthly, quarterly or annually. Your account must have a value of at least $10,000 for you to be eligible to participate in the Systematic Withdrawal Plan (“SWP”). The minimum withdrawal amount is $50. If you elect this method of redemption, the Fund will send a check to your address of record or send the payment via electronic funds transfer through the ACH network directly to your bank account. You may request an application for the SWP by calling the Transfer Agent toll-free at 1-888-861-7556. The Fund may modify or terminate the SWP at any time. You may terminate your participation in the SWP by calling the Transfer Agent at least five calendar days prior to the next withdrawal.
Redemption In-Kind
The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio. It is not expected that the Fund would do so except during unusual market conditions. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption, whether in cash or in-kind, is a taxable event to you.
Signature Guarantee
A signature guarantee, from either a Medallion program member or non-Medallion program member, must be included if any of the following situations apply:
•You wish to redeem more than $50,000 worth of shares;
•When redemption proceeds are sent or payable to any person, address or bank account not on record;
•When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days; or
•When ownership is being changed on your account.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee or signature validation program stamp in other instances based on the circumstances.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notary public is not an acceptable signature guarantor.
Conversions
If consistent with your financial intermediary’s program, Class N shares of the Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, or (ii) investment programs in which the clients pay a fixed or asset-based fee, may be converted into Institutional Class shares of the same Fund if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Institutional Class shares of the Fund. Any such conversion will be affected at net asset value without the imposition of any fee or other charges by the Fund. Please contact your financial intermediary about any fees that it may charge.
Investors who hold Institutional Class shares of the Fund through a financial intermediary’s fee-based program, but who subsequently become ineligible to participate in the program or withdraw from the program (while continuing their relationship with the financial intermediary as a brokerage client), may be subject to conversion of their Institutional Class shares by their financial intermediary to another class of shares of the Fund having expenses that may be higher than the expenses of the Institutional Class shares. Investors should contact their financial intermediary to obtain information about their eligibility for the financial intermediary’s fee-based program and the class of shares they would receive upon such a conversion.
Tools to Combat Frequent Transactions
The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders. The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance. The Fund will take steps to reduce the frequency and effect of these activities in the Fund. These steps include monitoring trading practices and using fair value pricing. Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.
Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, the Fund seeks to act in a manner that they believe is consistent with the best interests of shareholders. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance or whether the shareholder has conducted four round trip transactions within a 12-month period. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.
In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, Quasar Distributors, LLC, the Fund’s distributor, on behalf of the Fund, has entered into written agreements with the Fund’s financial intermediaries under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.
Fair Value Pricing
The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV per share and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. The Adviser has developed procedures that utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the Adviser’s judgment does not represent the security’s fair value), or when, in the Adviser’s judgment, events have rendered the market value unreliable. Valuing securities at fair value involves reliance on business judgment. Fair value determinations are made in good faith in accordance with procedures adopted by the Adviser. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.
Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV per share is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV per share. Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is no current market value quotation.
Shareholder Servicing Plan and Other Third-Party Payments
The Fund has a shareholder servicing plan for its Class N shares. The Fund may pay authorized agents up to 0.15% of the average daily net assets of the Fund’s Class N shares attributable to its shareholders. The authorized agents may provide a variety of services, such as: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the Transfer Agent; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Fund on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.
The Fund has policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for sub-transfer agent, administrative, and other shareholder servicing services.
In addition to payments made by the Fund for shareholder servicing, the Adviser makes additional payments (“Additional Payments”) to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Adviser out of its revenues, which generally come directly or indirectly from fees paid by the Fund.
In return for these Additional Payments, the Adviser may receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages may include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent’s clients (sometimes referred to as “Shelf Space”); access to the selling agent’s registered representatives; and/or the ability to assist in training and educating the selling agent’s registered representatives.
Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Transfer Agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).
The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisors and distributors, as well as how your financial consultant is compensated.
The Additional Payments are typically based on a percentage of assets under management and are ongoing. The Additional Payments differ among selling and shareholder servicing agents. Additional payments to a selling agent that is compensated based on its customers’ assets typically range between 0.01% and 0.25% in a given year of assets invested in the Fund by the selling agent’s customers.
More information on the Financial Industry Regulatory Authority, Inc. member firms that have received the Additional Payments described in this section is available in the SAI, which is on file with the SEC and is also available on the Adviser’s website at www.chasegrowthfund.com.
SHAREHOLDER COMMUNICATIONS
Fund Mailings
Statements and reports that the Fund sends to you include the following:
•Confirmation statements (after every transaction that affects your account balance or your account registration); and
•Quarterly account statements.
Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents, you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-861-7556 to request individual copies of documents; if your shares are held through a financial intermediary, please contact them directly. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
General
The Fund reserves the right in its sole discretion to withdraw all or any part of the offering of shares when, in the judgment of management, such withdrawal is in the Fund’s best interest. An order to purchase shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.
Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1-888-861-7556 at least annually to ensure your account remains in active status.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.
For further information, please review the SAI or call the Fund at 1-888-861-7556.
DISTRIBUTIONS AND TAXES
Dividends and Capital Gain Distributions
Dividends from net investment income, if any, are normally declared and paid by the Fund in December. Capital gain distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions will automatically be reinvested in additional shares unless you elect to have the distributions paid to you in cash. Distributions are generally taxable to you whether reinvested or paid in cash. If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the applicable Fund’s then current NAV per share and to reinvest all subsequent distributions. Reinvested distributions will be purchased at NAV per share. You may change your distribution option in writing or by calling the Fund at 1-888-861-7556. Any change should be submitted five days prior to the next distribution. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested. Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend.” To avoid buying a dividend, check the Fund’s distribution schedules before you invest.

Taxes
The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its taxable income as required by the tax law and satisfies certain other requirements that are described in the SAI.
In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gain dividends the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income or as qualified dividend income depending on the source of such income to the Fund and provided that certain holding period requirements are met. Qualified dividend income, the amount of which will be reported to you by the Fund, is currently taxed at a maximum federal rate of 20%. The eligibility for qualified dividend tax rates depends on the underlying investments of the Fund. Some of your distributions may not be eligible for this preferential tax rate. A surtax on net investment income at the rate of 3.8% may apply to shareholders with adjusted gross incomes over $200,000 for a single filer and $250,000 for married joint filers. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Although distributions are generally taxable when received, distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in the following January are taxable as if they were paid in December. There is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy. Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined. When you sell shares of the Fund, you may have a capital gain or loss. The Code limits the deductibility of capital losses in certain circumstances. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.
Non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary real estate investment trust (“REIT”) dividends. Non-corporate shareholders can claim the qualified business income deduction with respect to REIT dividends received by the Fund if the Fund and the shareholder meet certain holding period and reporting requirements.
If you redeem your Fund shares, part of your redemption proceeds may represent your allocable share of the distributions made by the Fund relating to that tax year. You will be informed annually of the amount and nature of the Fund’s distributions. Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. An exception applies for distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) which will not be currently taxable if the assets in the tax-deferred account were not acquired with borrowed funds. Non-U.S. investors may be subject to U.S. withholding and estate tax. By law, the Fund must withhold as backup withholding a portion of your taxable distribution and proceeds, under section 3406 of the Code if you do not provide your correct taxpayer identification number (“TIN”) or certify that your TIN is correct, or if the Internal Revenue Service has notified you that you are subject to backup withholding and instructs the Fund to do so.
You should consult with your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund. Tax consequences are not the primary consideration of the Fund when making its investment decisions. Additional information concerning the taxation of the Fund and its shareholders is contained in the SAI.

INDEX DESCRIPTIONS
Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
The Lipper Multi-Cap Growth Funds Index measures the performance of 30 of the largest funds in the multi-cap growth category as tracked by Lipper, Inc.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, are included in the Fund’s Certified Shareholder Report on Form N-CSR filed with SEC which is available upon request.

For a share outstanding throughout each year – Class N Shares

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$16.28	$11.49	$10.45	$15.33	$13.21
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)	(0.05)	(0.03)	0.01	(0.03)
Net realized and unrealized gain (loss) on investments(b)	2.92	5.56	1.64	(2.12)	3.21
Total from investment operations	2.90	5.51	1.61	(2.11)	3.18
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.72)	(0.57)	(2.77)	(1.06)
Net realized gains	(2.89)	—	—	—	—
Total distributions	(2.89)	(0.72)	(0.57)	(2.77)	(1.06)
Paid-in capital from redemption fees(c)	—	0.00(a)(d)	0.00(a)(d)	0.00(a)(d)	0.00(a)(d)
Net asset value, end of year	$16.29	$16.28	$11.49	$10.45	$15.33
Total return	19.73%	50.12%	15.77%	−18.05%	25.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$42,163	$42,198	$31,044	$30,523	$41,715
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.24%	1.28%	1.35%	1.27%	1.26%
After expense reimbursement/recoupment	1.10%	1.10%	1.10%	1.09%	1.14%
Ratio of net investment income (loss) to average net assets	(0.13)%	(0.35)%	(0.25)%	0.11%	(0.20)%
Portfolio turnover rate	107%	95%	122%	123%	94%
(a)Calculated based on average shares outstanding during the year.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
(c)The Fund stopped collecting a redemption fee on January 28, 2024.
(d)Amount is less than $0.01 per share.

For a share outstanding throughout each year – Institutional Class Shares

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$17.66	$12.40	$11.22	$16.26	$13.94
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00)(b)	(0.04)	(0.02)	0.03	(0.01)
Net realized and unrealized gain (loss) on investments(c)	3.20	6.02	1.77	(2.30)	3.39
Total from investment operations	3.20	5.98	1.75	(2.27)	3.38
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.72)	(0.57)	(2.77)	(1.06)
Net realized gains	(2.89)	—	—	—	—
Total distributions	(2.89)	(0.72)	(0.57)	(2.77)	(1.06)
Paid-in capital from redemption fees(d)	—	0.00(a)(e)	0.00(a)(e)	0.00(a)(e)	0.00(a)(e)
Net asset value, end of year	$17.97	$17.66	$12.40	$11.22	$16.26
Total return	19.91%	50.23%	15.94%	-17.99%	25.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$50,991	$45,036	$31,461	$28,260	$38,167
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.13%	1.17%	1.24%	1.17%	1.16%
After expense reimbursement/recoupment	0.99%	0.99%	0.99%	0.99%	1.04%
Ratio of net investment income (loss) to average net assets	(0.03)%	(0.24)%	(0.15)%	0.21%	(0.09)%
Portfolio turnover rate	107%	95%	122%	123%	94%
(a)Calculated based on average shares outstanding during the year.
(b)Amount represents less than $0.005 per share.
(c)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
(d)The Fund stopped collecting a redemption fee on January 28, 2024.
(e)Amount is less than $0.01 per share.

Adviser
Chase Investment Counsel Corporation
350 Old Ivy Way, Suite 100
Charlottesville, Virginia 22903
Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102
Legal Counsel
Sullivan & Worcester LLP
1251 Avenue of the Americas, 19th Floor
New York, New York 10020

PRIVACY NOTICE
The Fund collects non-public information about you from the following sources:
•Information we receive about you on applications or other forms;
•Information you give us orally; and/or
•Information about your transactions with us or others.
We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.
In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

PN-1

Chase Growth Fund
FOR MORE INFORMATION
For more information please log on to the Fund’s website at www.chasegrowthfund.com.
The Statement of Additional Information (SAI), incorporated by reference in this Prospectus, includes additional information about the Fund.
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the Fund’s last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
To request your free copy of the SAI or Shareholder Reports, or to request other information, please call toll-free at 1-888-861-7556, email at advice@chaseinv.com or write to the Fund:
Chase Growth Fund
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, Missouri 64121-9252
Copies of the SAI and Shareholder Reports can be obtained on the Fund’s website at www.chasegrowthfund.com.
Reports and other information about the Fund are also available:
•Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at https://www.sec.gov, or
•For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
(The Trust’s SEC File Number is 811-07959.)

STATEMENT OF ADDITIONAL INFORMATION
January 28, 2026
CHASE GROWTH FUND

Class N	CHASX
Institutional Class	CHAIX
a series of
ADVISORS SERIES TRUST
615 East Michigan Street
Milwaukee, Wisconsin 53202
1‑888‑861‑7556
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current Prospectus dated January 28, 2026, as may be revised, of the Chase Growth Fund, a series of Advisors Series Trust (the “Trust”). A copy of the Prospectus may be obtained on the Fund’s website at www.chasegrowthfund.com, or by contacting the Fund at the above address or telephone number.
The Fund’s audited financial statements and notes thereto for the fiscal year ended September 30, 2025, and the unqualified reports of Tait, Weller & Baker LLP, the Fund's independent registered public accounting firm, on such annual financial statements are included in the Fund’s Form N-CSR for the fiscal year ended September 30, 2025, and is incorporated by reference into this SAI. A copy of the annual report may be obtained without charge by calling or writing the Fund as shown above or by visiting the Fund’s website at www.chasegrowthfund.com.

THE TRUST
The Trust was organized as a Delaware statutory trust under the laws of the State of Delaware on
October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an
open-end management investment company. The Trust’s Agreement and Declaration of Trust (the
“Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Chase Growth Fund (the “Fund”).
Registration with the SEC does not involve supervision of the management or policies of the Fund. The
Prospectus of the Fund and this SAI omit certain of the information contained in the Registration
Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.
The Fund commenced operations on December 2, 1997.
The Trust has adopted a Multiple Class Plan pursuant to Rule 18f‑3 under the Investment Company Act of 1940, as amended (the “1940 Act”), which details the attributes of each class of the Fund. Currently, the Fund is authorized to issue two classes of shares: Class N and Institutional Class.
On January 28, 2012, the Fund re-designated its Substantial Investor Class shares as Institutional Class shares.
INVESTMENT POLICIES
The discussion below supplements information contained in the Prospectus relating to investment policies of the Fund.
Diversification
The Fund is a “diversified” fund under applicable federal securities laws. This means that, as to 75% of the Fund’s total assets, (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer. However, diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security and if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as a
“diversified” fund.
Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy. If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.
Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and affect performance.
Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, and therefore investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally, liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, such as pandemics, epidemics, and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.
Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.
Equity Securities. Common stocks, preferred stocks, convertible securities, warrants and Depositary
Receipts (“DRs”) are examples of equity securities in which the Fund may invest.
All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in the
Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.
Common Stock – A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock – Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock is a blend of the characteristics of a bond and common stock. Preferred stock generally does not carry voting rights. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond. Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, it is subject to the risk that the dividend can be changed or omitted by the issuer.
Convertible Securities and Warrants – Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.
A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. In addition to the general risks associated with equity securities discussed above, investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).
Foreign Securities. The Fund may invest in securities of non-U.S. issuers (“foreign securities”), provided that they are publicly traded in the United States. The Fund’s investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Non-U.S. companies are not generally subject to the same accounting, auditing and financial reporting standards as domestic companies.
Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the United States. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in those countries.
Investments in foreign securities often are made in foreign currencies, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investment more expensive for U.S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.

Depositary Receipts – DRs include American Depositary Receipts (“ADRs”), European Depositary
Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of DRs. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. In addition to the risk of foreign investments applicable to the underlying securities, unsponsored DRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.
Investment Company Securities. The Fund may invest in shares of other investment companies or mutual funds, including exchange-traded funds (“ETFs”). For example, the Fund may invest in money market mutual funds in connection with its management of daily cash positions and for temporary defensive purposes. The Fund currently intends to limit its investments in securities issued by other investment companies (except for money market funds) so that not more than 3% of the outstanding voting shares of any one investment company will be owned by the Fund, or its affiliated persons, as a whole. The Fund may invest unlimited amounts in money market funds for management of its daily cash position, subject to certain conditions. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.
Section 12(d)(1)(A) of the Investment Company Act of 1940 (the “1940 Act”) generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and
(3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.
The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including
ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than 3%
percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry
Regulatory Authority, Inc. (“FINRA”) applicable to a fund of funds (e.g, 8.5%). In accordance with Rule
12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2341 of the Conduct Rules of FINRA on acquired money market fund shares (or the Adviser must waive its advisory fees in amount necessary to offset any sales charge, distribution fee or service fee).
Rule 12d1-4 permits additional types of fund of fund arrangements without an exemptive order. The rule imposes certain conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.
Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional index mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of management fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the
Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV per share.
As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV per share, but there is no guarantee that they will continue to do so.
ETFs that seek to replicate a particular benchmark index are subject to “tracking risk” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks. Unlike traditional mutual funds, shares of an ETF may also be purchased and redeemed directly from the ETFs only in large blocks and only through participating organizations that have entered into contractual agreements with the
ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.
Illiquid and Restricted Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than
15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The
Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit shall be observed continuously in the event that more that 15% of its net assets are invested in illiquid investments, the Fund will make such reports as required under the liquidity risk management program and will seek to reduce its holdings of illiquid investments within a reasonable period of time.
The Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act") and are called Rule 144A securities.
Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of the Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.
Restricted securities sold in private placement transactions between issuers and their purchasers are neither listed on an exchange nor traded in other established markets and may be illiquid. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by the Fund or less than the fair value of the securities. A restricted security may be determined to be liquid under the Fund's liquidity risk management program established pursuant to Rule 22e-4 depending on market, trading, or investment-specific considerations related to the restricted security. In addition,

issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, the Fund may obtain access to material non-public information about an issuer of private placement securities, which may restrict the Fund’s ability to conduct transactions in those securities.
Real Estate Investment Trusts (“REITs”). The Fund may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity
REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will indirectly bear their proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Fund. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified
(except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.
Debt Securities. The Fund may invest in investment grade debt securities, which are securities rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by S&P Global Ratings
(“S&P”) at the time of purchase or, unrated securities which the Adviser believes to be of comparable quality. The Fund does not currently intend to invest more than 5% of its total assets in securities that are below investment grade (“junk bonds”) or that are unrated. Securities rated as Baa or BBB are generally regarded as having adequate capacity to pay interest and repay principal.
Debt securities consist of bonds, notes, U.S. government and U.S. government agency securities, zero coupon securities, convertible bonds, asset-backed and mortgage-backed securities, and other debt securities whose purchase is consistent with the Fund’s investment objectives.
The market values of debt securities are influenced primarily by credit risk and interest rate risk. Credit risk is the risk that the issuer of the security will not maintain the financial strength needed to pay principal and interest on its debt securities. Generally, the market values of fixed-rate debt securities vary inversely with the changes in prevailing interest rates. When interest rates rise, the market values of such securities tend to decline and vice versa. Although under normal market conditions longer term securities yield more than short-term securities of similar quality, longer term securities are subject to greater price fluctuations.

U.S. Government Securities. The Fund may invest in U.S. Government Securities. The term “U.S.
Government Securities” refers to a variety of securities which are issued or guaranteed by the United
States Treasury, by various agencies of the U.S. Government, and by various instrumentalities (a government agency organized under federal charter with government supervision) which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the full faith and credit of the United States. Securities issued or guaranteed by U.S. Government agencies or U.S.
Government sponsored instrumentalities may or may not be backed by the full faith and credit of the
United States. If the securities are not backed by the full faith and credit of the United States, the investor must look principally to the government agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim directly against the United States in the event the government agency or instrumentality does not meet its commitment.
Repurchase Agreements. As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements that are collateralized by U.S. Government securities. The Fund may enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risks similar to those of the debt securities in which the Fund invests.
Under a repurchase agreement, the Fund acquires a security, subject to the seller’s agreement to repurchase that security at a specified time and price. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. A purchase of securities under a repurchase agreement is considered to be a loan by the Fund.
The Adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, the Fund’s right to dispose of the securities held as collateral may be impaired and the Fund may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed illiquid.
Borrowing. The Fund is authorized to borrow money. Under the 1940 Act, the Fund may borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and may borrow up to
5% of the Fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio of the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.
Short-Term Investments. The Fund may invest in any of the following securities and instruments:
Certificates of Deposit, Bankers’ Acceptances and Time Deposits – The Fund may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.
Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar‑denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.
In addition to buying certificates of deposit and bankers’ acceptances, the Fund also may make interest‑bearing time or other interest‑bearing deposits in commercial or savings banks. Time deposits are non‑negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Savings Association Obligations – The Fund may invest in certificates of deposit (interest‑bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.
Commercial Paper and Short-Term Notes and Other Corporate Obligations – The Fund may invest a portion of its assets in commercial paper and short‑term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short‑term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Commercial paper and short‑term notes will consist of issues rated at the time of purchase “A‑2” or higher by S&P, “Prime‑1” or “Prime‑2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in the Appendix.
Corporate obligations include bonds and notes issued by corporations to finance longer‑term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.
Government Obligations – The Fund may make short‑term investments in U.S. Government obligations.
Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export‑Import Bank of the United
States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration,
Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land
Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal
Home Loan Mortgage Corporation, and the Student Loan Marketing Association.
Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the
U.S. Treasury; others, such as those of the Export‑Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.
No assurance can be given that the U.S. Government would provide financial support to U.S.
Government‑sponsored instrumentalities if it is not obligated to do so by law.

In September 2008, the Federal Housing Finance Agency (“FHFA”) was appointed by the Conservator of the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association for an
indefinite period. In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and
the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA
will control and oversee the entities until the FHFA deems them financially sound and solvent. During the
Conservatorship, each entity’s obligations are expected to be paid in the normal course of business.
Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the
U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock
Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.
Other Investments.
The Trustees may, in the future, authorize the Fund to invest in securities other than those listed in this
SAI and in the Prospectus, provided such investments would be consistent with the Fund’s investment objectives and that such investments would not violate the Fund’s fundamental investment policies or restrictions.
Special Risks Related to Cyber Security.
The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or
operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws;
regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the
Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

INVESTMENT RESTRICTIONS
Fundamental Investment Policies and Restrictions. The Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the
Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.
As a matter of fundamental policy, the Fund may not:
1.Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one‑third of its total assets (including the amount borrowed) and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales.
2.Purchase securities on margin, except such short‑term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities.
3.Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio).
4.Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities).
5.Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate).
6.Purchase or sell commodities or commodity futures contracts.
7.Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements).
8.Make investments for the purpose of exercising control or management.
Investments in certain categories of companies will not be considered to be investments in a particular industry. Examples of these categories include:
(i)Financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;
(ii)Technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; and
(iii)Utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.
Non-Fundamental Policies and Restrictions. In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus and elsewhere in the SAI (which are considered non-fundamental and may be changed by the Trustees without shareholder approval), the Fund will also be subject to the following non-fundamental investment restrictions.
As a matter of non-fundamental policy, the Fund may not:
1.Invest in the securities of other investment companies or purchase any other investment company’s voting securities or make any other investment in other investment companies except to the extent permitted by federal securities law.
2.Hold more than 15% of its net assets in illiquid investments that are assets pursuant to Rule 22e‑4 under the 1940 Act.
3.Make loans of securities.
The Fund is prohibited from investing in derivatives, excluding certain currency and interest rate hedging transactions. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. If the Fund does determine to invest in derivatives in the future, it will comply with Rule 18f-4 under the 1940 Act.
MANAGEMENT
The overall management of the business and affairs of the Trust is vested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent (each as defined herein). The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies, and policies and to general supervision by the Board.
The current Trustees and officers of the Trust, their year of birth, positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.

Independent Trustees(1)

Name, Year of Birth and Address	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
David G. Mertens (1960) 615 E. Michigan Street Milwaukee, WI 53202	Board Chair Trustee	Indefinite term; since October 2023. Indefinite term; since March 2017.	Independent Contractor (February 2025 to present); Partner, QSV Equity Investors, LLC (a privately held investment advisory firm) (February 2019 to February 2025); Managing Director and Vice President, Jensen Investment Management, Inc. (a privately held investment advisory firm) (2002 to 2017).	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund).
Michele Rackey (1959) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since January 2023.	Chief Executive Officer, Government Employees Benefit Association (GEBA) (benefits and wealth management organization) (2004 to 2020); Board Member, Association Business Services Inc. (ABSI) (for- profit subsidiary of the American Society of Association Executives) (2019 to 2020).	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund).

Name, Year of Birth and Address	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Anne W. Kritzmire (1962) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since August 2024.	Principal Owner of AW Kritzmire Consulting (2021- Present); Business Faculty Lead of Lake Forest Graduate School of Management (2021-Present); Head of Multi- Asset and various other positions of Nuveen Investments (1999-2020).	1
Trustee, Advisors
Series Trust (for
series not affiliated
with the Fund);
Lead Independent
Director of
Thornburg Income
Builder
Opportunities Trust
(a closed end fund)
(2020-Present);
Trustee, Finance
Commissioner, and
Acting Treasurer of
Village of Long
Grove (municipal
government)
(2017-2025).

Craig B. Wainscott (1961) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since August 2024.	CEO instaCOVER LLC (Specialized insurance/ technology company) 2014-2021, and CFO 2021-2023.	1
Trustee, Advisors
Series Trust (for
series not affiliated
with the Fund);
Independent
Trustee of iMGP
Funds (14 Funds)
(2024-Present);
Independent
Trustee and Board
Chair of Brandes
Investment Trust (6
Funds)
(2011-2024);
Board Member of
Paradigm Project
(social venture
company)
(2010-2020).

Officers

Name, Year of Birth and Address	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Jeffrey T. Rauman (1969) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term; since December 2018.	Senior Vice President, Compliance and Administration, U.S. Bank Global Fund Services (February 1996 to present).
Kevin J. Hayden (1971) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since January 2023.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2005 to present).
Richard R. Conner (1982) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since December 2018.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (July 2010 to present).
Albert Sosa (1970) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since March 2025.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2004 to present).
Joseph R. Kolinsky (1970) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since July 2023.
Vice President, U.S. Bank Global
Fund Services (May 2023 to present);
Chief Compliance Officer, Chandler
Asset Management, Inc. (2020 to
2022); Director, Corporate
Compliance, Pacific Life Insurance
Company (2018 to 2019).

Elaine E. Richards (1968) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President and Secretary	Indefinite term; since February 2025.	Senior Vice President, U.S. Bank Global Fund Services (July 2007 to present).
*The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her
75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of the Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.
(1)The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent
Trustees”).
(2)
The Trust is comprised of numerous active portfolios managed by unaffiliated investment advisors. The term “Fund
Complex” applies to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.
(3)“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 Act, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.
Compensation
Effective January 1, 2026, the Independent Trustees each receive an annual retainer of $116,500 per year allocated among each of the various portfolios comprising the Trust, an additional $7,000 per regularly scheduled Board meeting, and an additional $1,500 for certain special meetings, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. Prior to January 1, 2026, the annual retainer was $108,500. The Trust

Chair, Chair of the Audit Committee, and Chair of the Governance and Nominating Committee each receive a separate annual fee of $15,000, $10,000, and $5,000, respectively, provided that the separate fee for the Chair of the Audit Committee will be waived if the same individual serves as both Trust Chair and
Audit Committee Chair. The Trust has no pension or retirement plan. No other entity affiliated with the
Trust pays any compensation to the Trustees. Set forth below is the compensation received by the
Independent Trustees from the Fund for the fiscal year ended September 30, 2025.

	Compensation from the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(2)
Independent Trustee
David G. Mertens	$4,539	None	None	$4,539
Joe D. Redwine(3)	$4,348	None	None	$4,348
Michele Rackey	$4,341	None	None	$4,341
Anne W. Kritzmire	$4,234	None	None	$4,234
Craig B. Wainscott	$4,257	None	None	$4,257
(1)For the fiscal year ended September 30, 2025.
(2)There are currently numerous series comprising the Trust. The term “Fund Complex” refers only to the Fund and not to any other series of the Trust. For the Fund’s fiscal year ended September 30, 2025, aggregate Independent Trustees’ fees for the
Trust were $713,000.
(3)Effective December 31, 2025, Mr. Redwine has resigned from the Board.
Additional Information Concerning Our Board of Trustees
The Role of the Board
The Board provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operations of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the investment advisers, distributor, administrator, custodian and transfer agent. The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the
Trust’s operations. The Board has appointed a Chief Compliance Officer (“CCO”) who administers the
Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations. From time to time one or more members of the
Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. It has established three standing committees, an Audit Committee, a Governance and

Nominating Committee and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees,” below. Currently, all of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser in the Trust or with its principal underwriter. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.
The President and Principal Executive Officer of the Trust is not a Trustee, but rather a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust. The Trust has appointed
David Mertens, an Independent Trustee, as Board Chair, and he acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as Chair during executive sessions of the Independent Trustees.
The Board reviews its structure annually. The Trust has determined that it is appropriate to separate the
Principal Executive Officer and Board Chair positions because the day-to day responsibilities of the
Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust. Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.
Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks) the oversight of different types of risks is handled in different ways. For example, the Board meets regularly with the CCO to discuss compliance and operational risks and the Audit Committee meets with the Treasurer and the
Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills
(“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.
Certain of these business and professional experiences are set forth in detail in the table above. In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years. They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the
Trust. The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.
In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements,

such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.
David G. Mertens. Mr. Mertens has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters. He currently serves as an Independent Contractor. Mr.
Mertens previously served as Partner of QSV Equity Investors, LLC, a privately held investment advisory firm, from 2019 to 2025. Mr. Mertens also gained substantial mutual fund experience through his tenure as Managing Director and Vice President of Jensen Investment Management, Inc. (“Jensen”) from 2002 to 2017. Prior to Jensen, Mr. Mertens held various roles in sales and marketing management with Berger
Financial Group, LLC from 1995 to 2002, ending as Senior Vice President of Institutional Marketing for
Berger Financial Group and President of its limited purpose broker-dealer, Berger Distributors.
Michele Rackey. Ms. Rackey has substantial experience in mutual funds and investment management through her experience as CEO of Government Employees Benefits Association (GEBA) and also with
The ARK Funds. Ms. Rackey is experienced with financial, accounting, investment and regulatory matters and serves as an Audit Committee Financial Expert for the Trust. Ms. Rackey was CEO of GEBA
for 17 years and Chief Operating Officer of the ARK Funds for nine years. Ms. Rackey has a BS in
Business Administration from the University of Illinois at Chicago and has an MBA from Keller
Graduate School of Management in Chicago. Ms. Rackey previously held FINRA series 6, 7 and 63 licenses as well as a Maryland Life and Health License.
Anne W. Kritzmire. Ms. Kritzmire has substantial experience in registered funds and investment management through her experience as Head of Multi-Asset/Solutions Marketing, Managing Director of
Closed-End Funds, Managing Director of Channel Marketing, and Director of Customer Insights at
Nuveen Investments. Ms. Kritzmire serves as Lead Independent Director on the Board of Directors and is
a member of the Audit Committee and Nominating and Governance Committee of the Thornburg Income
Builder Opportunities Trust (2020-Present). With respect to the Thornburg Income Builder Opportunities
Trust, she is considered to be a qualified financial expert. She has also served on several other boards including as a Trustee, Financial Commissioner, and Acting Treasurer at Village of Long Grove
(2017-2025). Ms. Kritzmire has a B.S. in Electrical Engineering from University of Notre Dame and has an MBA in Finance and Marketing from Northwestern University, Kellogg Graduate School of
Management. Ms. Kritzmire serves as an Audit Committee Financial Expert for the Trust.
Craig B. Wainscott. Mr. Wainscott has substantial global executive and advisory experience, including his current position as a mutual fund trustee at iMGP Funds and early-stage business advisor. He formerly served as an Independent Trustee and Board Chair of Brandes Investment Trust. He also has extensive C-
Suite Leadership, including his position as Chief Executive Officer at Russell Investments Canada for
five years, leading a diverse collection of businesses such as mutual funds, institutional funds, consulting, and brokerage. He has also served as CEO at instaCOVER LLC and CFO at The Paradigm Project.
Mr. Wainscott continues to serve as Board Advisor at Cadenced Biomedical (an early-stage medical device company). He has also served as a board member for The Paradigm Project. Mr. Wainscott is a qualified financial expert, having served as the CFO for two organizations, audit committee member, and is a CFA. Mr. Wainscott serves as an Audit Committee Financial Expert for the Trust.
Board Committees
The Trust has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit

Committee, the QLCC, and the Governance and Nominating Committee. There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice. The Trust’s committee structure is specifically not intended or designed to prevent or mitigate the Funds’ investment risks. The Funds are designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.
The Audit Committee is comprised of all of the Independent Trustees. Ms. Rackey is the Chair of the
Audit Committee. The Audit Committee will meet at least once per year with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.The Audit Committee met once with respect to the Fund during the Fund’s fiscal year ended September 30, 2025.
The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with
Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of
Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other
entities).The QLCC did not meet with respect to the Trust during the fiscal year ended September 30,
2025.
The Governance and Nominating Committee is comprised of all, and only of, the Independent Trustees.
The Governance and Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Governance and Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board. Recommendations for consideration by the Governance and
Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and
150 days prior to the shareholder meeting at which any such nominee would be voted on.
The Governance and Nominating Committee meets regularly with respect to the various series of the
Trust. The Governance and Nominating Committee is also responsible for, among other things, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual
“self-assessment.” Mr. Wainscott is the Chair of the Governance and Nominating Committee.The
Nominating and Governance Committee met four times with respect to the Trust during the fiscal year ended September 30, 2025.

Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in the Fund and the amount of shares in the aggregate owned by the Trustees as of the calendar year ended December 31, 2025.

	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees	(None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)
David G. Mertens	None	Over $100,000
Michele Rackey	None	$50,001 - $100,000
Anne W. Kritzmire	None	None
Craig B. Wainscott	None	None
As of December 31, 2025, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the distributor, as defined below, or an affiliate of the
Adviser or distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the
Adviser, the distributor or any affiliate thereof was a party.
Control Persons, Principal Shareholders and Management Ownership
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a class of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund. For control persons only, if a control person is a company, the table also indicates the control person’s parent, if any, and the jurisdiction under the laws of which the control person is organized. As of December 31, 2025, there were no control persons of the Fund. As of
December 31, 2025, the following shareholders were considered to be principal shareholders of the Fund:

Class N

Name and Address	% Ownership	Type of Ownership
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	33.65%	Record
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	18.62%	Record
Institutional Class

Name and Address	% Ownership	Type of Ownership
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	38.69%	Record
MANDALAY KLEBERG LIMITED PARTNERSHIP 112 E PECAN ST STE 1025 SAN ANTONIO TX 78205-1577	6.61%	Beneficial
CAPINCO C/O US BANK NA 1555 N RIVERCENTER DR STE 302 MILWAUKEE WI 53212-3958	6.24%	Record
Management Ownership Information. As of December 31, 2025, the Trustees and Officers of the Trust, as
a group, beneficially owned less than 1% of the outstanding shares of any class of the Fund.
THE FUND’S INVESTMENT ADVISER
Chase Investment Counsel Corporation, 350 Old Ivy Way, Suite 100, Charlottesville, Virginia 22903, acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement (the “Advisory
Agreement”). Mr. Derwood S. Chase, Jr. owns 16.16% of the total shares and 91.34% of the voting shares of the Adviser and is therefore a control person of the Adviser. Subject to such policies as the Board may determine, the Adviser is responsible for investment decisions for the Fund. Pursuant to the terms of the
Advisory Agreement, the Adviser provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund’s investments. The Adviser continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of the Fund’s assets shall be held uninvested. The Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Fund. The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.
Pursuant to the terms of the Advisory Agreement, the Adviser is permitted to render services to others.
The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board of the Trust, or by the Adviser on not more than 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The
Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an investment management fee of 0.75% of the Fund’s average daily net assets computed daily and paid monthly. However, the Adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.
In addition to the fees payable to the Adviser, the Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian and accounting services agent; fund administration fees and related expenses; chief compliance officer fees; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV and of maintaining its books of account required under the 1940 Act, including pricing services; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Board that are properly payable by the Fund; compensation and fees and expenses of members of the Board who are not members of, affiliated with or interested persons of the
Adviser or Administrator; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Fund or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the
Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses. General expenses of the Trust are allocated among all of the series of the Trust, including the Fund, in a manner proportionate to the net assets of the
Fund, on a transactional basis, or on such other basis as the Board deems equitable.
Though the Fund is responsible for its own operating expenses, the Adviser has contractually agreed to waive a portion of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, leverage interest, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) in order to limit the Fund’s total annual fund operating expenses to the limits set forth in the Prospectus. The term of the Fund’s operating expense limitation agreement is at least through January 28, 2027, and it can only be terminated by the
Board. The Adviser may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board. The Fund must pay current ordinary operating expenses before the Adviser is entitled to any recoupment of fees and expenses. This recoupment may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account the recoupment) does not exceed the Expense
Cap. The amount of any such waiver to be borne by the Adviser shall be deducted from the monthly management fee otherwise payable with respect to the Fund during such period; and if such amounts should exceed the monthly fee, the Adviser shall pay to the Fund its share of such excess expenses no later than the last day of the first month of the next succeeding period.
For the periods indicated, the Fund paid the following management fees to the Adviser:

Fiscal Year Ended September 30,	Management Fees Accrued by Adviser	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Adviser
2025	$655,432	$125,102	$0	$530,330
2024	$573,227	$135,238	$0	$437,989
2023	$474,672	$155,587	$0	$319,085

Portfolio Managers
Peter W. Tuz, CFA, CFP® , Robert C. Klintworth, CMT, CFP®, and Spencer J. Garrett are the investment professionals at the Adviser primarily responsible for the day-to-day management of the Fund with 28,
21, and two years of experience, respectively, managing the Fund. Mr. Klintworth and Mr. Tuz serve as primary portfolio managers and analysts for the Fund and Mr. Garrett serves as an analyst and assistant portfolio manager. The following table shows the number of other accounts (not including the Fund)
managed by Mr. Klintworth, Mr. Tuz and, Mr. Garrett and the total assets in the accounts managed within various categories as of September 30, 2025.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in Accounts	Number of Accounts	Total Assets in Accounts	Number of Accounts	Total Assets in Accounts
Peter W. Tuz	0	0	0	0	133	$395,000,000
Robert C. Klintworth	0	0	0	0	133	$395,000,000
Spencer. J. Garrett	0	0	0	0	133	$395,000,000
The portfolio managers do not manage any accounts that pay performance-based management fees.

Material Conflict of Interest. The portfolio managers who have day-to-day management responsibilities with respect to other accounts may be presented with potential or actual conflicts of interest.
The management of other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund and/or other accounts. In approving the Advisory Agreement, the Board of Trustees was satisfied that the portfolio managers would be able to devote sufficient attention to the management of the Fund, and that the Adviser seeks to manage such competing interests for the time and attention of the portfolio managers.
With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. Whenever possible, the Adviser will combine orders for the purchase and sale of securities on behalf of the Fund and other accounts for which it has full trading discretion. The Adviser can generally improve the price, transaction costs, and other aspects of trade execution when orders in the same security are aggregated for multiple clients. The Adviser will ensure fair and equitable treatment of each of its clients when aggregating and allocating client trades.
The Adviser has offered separately managed large-, mid-, and all-cap growth accounts for institutions such as pension funds, foundations, Taft-Hartley organizations, endowments and individuals for more than sixty-seven years. Because the Fund is managed using the same strategy and philosophy as the separately managed accounts with similar objectives, there are no conflicts between the management of the Fund and the separate accounts. In addition, Chase’s brokerage and trading policies ensure that no material conflicts arise between transactions involving the Fund and those involving separately managed accounts.
Compensation. The portfolio managers receive a fixed base salary and are entitled to participate in the company-sponsored retirement plan commensurate with the other employees of the firm. The firm matches a portion of the employees’ contributions to the plan. No portion of the fixed base salary of the portfolio managers is tied to the management or the performance of the Fund or to the performance of the
Adviser’s separately managed accounts. Messrs. Klintworth, Tuz and Garrett are equity owners of the
Adviser and may receive a salary bonus. Bonuses are provided only at the direction of the firm’s Board of
Directors and are based primarily on profitability metrics of the firm. Bonuses are not investment performance based. As the firm is a subchapter S corporation, all net earnings are distributed to the firm’s equity owners. Messrs. Tuz and Garrett are eligible to receive commissions on separately managed accounts which they introduce to the firm above a certain asset level and Mr. Garrett is eligible to receive commissions on investments by mutual fund shareholders he introduces above a certain investment level.
Securities Owned in the Fund by Portfolio Managers. As of September 30, 2025, the portfolio managers owned the following securities in the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
(None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
Peter W. Tuz	$500,001-$1,000,000
Robert C. Klintworth	$10,001-$50,000
Spencer J. Garrett	$50,001-$100,000

The Distributor
The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar
Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group),
190 Middle Street, Suite 301, Portland, Maine 04101 (the “Distributor”), pursuant to which the
Distributor acts as the Fund’s distributor in a continuous public offering of the Fund’s shares, provides certain administration services and arranges for the sale of the Fund’s shares through third parties.
The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the
Independent Trustees or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).
In connection with promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker-dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.
Shareholder Servicing Plan – The Fund has adopted a shareholder servicing plan on behalf of its Class N shares. Under the shareholder servicing plan, the Fund may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-
authorized instructions; (3) processing dividend and distribution payments from the Fund on behalf of shareholders; (4) providing information periodically to shareholders showing their positions;
(5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment;
(7) providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.
The Fund has policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for sub-transfer agent, administrative, and other shareholder servicing services.
For the fiscal years indicated below, the Fund incurred shareholder servicing fees under the shareholder servicing plan in the following amounts:

	For the Fiscal Year Ended September 30, 2025	For the Fiscal Year Ended September 30, 2024	For the Fiscal Year Ended September 30, 2023
Class N	$45,057	$39,691	$33,996

MARKETING AND SUPPORT PAYMENTS
The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:
Support Payments. Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and its sales representatives.
Such meetings may be held for various purposes, including providing education and training about the
Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.
Entertainment, Conferences and Events. The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.
The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund’s shares.
Compensation to Dealers and Shareholder Servicing Agents. Set forth below is a list of the member firms of FINRA to which the Adviser, the Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders in the fiscal year ended September 30, 2025 (“Additional Payments”). Such payments are in addition to any amounts paid to such FINRA firms in the form of fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectus under the title, “Shareholder
Servicing Plan and Other Third-Party Payments.” Any additions, modification, or deletions to the member firms identified in this list that have occurred since September 30, 2025, are not reflected:
FINRA MEMBER FIRMS
•Charles Schwab & Co., Inc.
•Fidelity Investments Institutional Services Company, Inc.
•First Clearing (Wells Fargo)
•Pershing LLC
•Merrill Lynch, Pierce, Fenner & Smith Incorporated
•MidAtlantic Capital Corporation
•Morgan Stanley/E*Trade
•MSCS Financial Services LLC
•NFS Corp.
•Raymond James & Associates, Inc.
•RBC Capital Markets
•TD Ameritrade

•U.S. Bank
•Vanguard Brokerage Services
THE FUND’S SERVICE PROVIDERS
Fund Administrator
The Trust has entered into an Administration Agreement (the “Administration Agreement”), with U.S.
Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”)
located at 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”). The
Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and
arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Additionally, the
Administrator provides CCO services to the Trust under a separate agreement. The cost of the CCO’s services is charged to the Fund and approved by the Board annually.
The Administration Agreement is terminable without penalty by the Trust on behalf of the Fund or by the
Administrator on 60 days’ written notice (as defined in the 1940 Act). The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Fund, except for willful misconduct, bad faith or negligence in the performance of its or their duties under the Administration Agreement.
For the periods indicated, the Fund paid to Fund Services the following administration fees:
Administration Fees Paid to Fund Services

Fiscal Year Ended September 30,
2025	2024	2023
$106,203	$104,077	$104,774
Custodian and Transfer Agent
U.S. Bank National Association, located at Custody Operations, 1555 N. RiverCenter Drive, Suite 302,
Milwaukee, Wisconsin 53212, acts as Custodian of the securities and other assets of the Fund. Under the
Custody Agreement, the Custodian holds the Fund’s portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses. The Custodian, Transfer Agent, and Administrator are affiliated entities under the common control of U.S. Bancorp. Fund Services acts as the Fund’s accountant and transfer and dividend disbursing agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia,
Pennsylvania 19102, is the independent registered public accounting firm for the Fund, whose services include auditing the Fund’s financial statements and the performance of related tax services.
Sullivan & Worcester LLP (“Sullivan & Worcester”), 1251 Avenue of the Americas, 19th Floor, New
York, New York 10020, serves as legal counsel to the Trust and provides counsel on legal matters relating to the Fund. Sullivan & Worcester also serves as independent legal counsel to the Board of
Trustees.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Pursuant to the Investment Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker‑dealers will be used to execute the Fund’s portfolio transactions. Purchases and sales of securities in the over‑the‑counter market will be executed directly with a “market‑maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.
Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be made through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account.
Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.
In placing portfolio transactions, the Adviser will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker‑dealers who sell shares of the Fund subject to rules adopted by FINRA.
While it is the Adviser’s general policy to seek best execution to obtain the most favorable price and execution available, in selecting a broker‑dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, as amended, when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker‑dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients. Brokerage and research services include, but are not limited to, publications, analysis, and reports concerning issuers, industries, securities, economic factors and trends. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker‑dealer. The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Fund. The Board will review quarterly the Adviser’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the
Fund is reasonable in relation to the benefits received by the Fund taking into account the competitive practices of the industry.
Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Adviser. Nevertheless, it is possible that at times identical securities will be acceptable for the Fund and one or more of such client accounts. In such event, the position of the
Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.
The Fund does not place securities transactions through brokers for selling shares of the Fund. However, as stated above, broker‑dealers who execute brokerage transactions may effect purchases of shares of the
Fund for its customers.
Brokerage Commissions for the Fund

Fiscal Year Ended September 30,
2025	2024	2023
$65,424	$47,829	$50,606
The table below indicates the portion of the Fund’s aggregate brokerage for the fiscal year ended
September 30, 2025 (from the table above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research, statistical and other services.

Fiscal Year Ended September 30, 2025
Dollar Value of Securities Traded	Related “Soft Dollar” Brokerage Commissions
$155,967,717	$54,254
The Fund did not acquire securities of its regular brokers or dealers during the Fund’s fiscal year ended
September 30, 2025.
PORTFOLIO TURNOVER
The average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Adviser makes purchases and sales for the Fund’s portfolios whenever necessary, in the Adviser’s opinion, to meet the Fund’s objectives. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The following table provides the Fund’s portfolio turnover rate for the past two fiscal years.

Fiscal Year Ended September 30*
2025	2024
106.60%	94.92%
* As a bottom-up stock picker, portfolio decisions are driven by the results of the Adviser’s investment process. Depending on trends and conditions in the stock market, adherence to this investment process may result in more or less turnover from year-to-
year.
Turnover may fluctuate from year to year depending on the external market environment and volatility, the stocks violating the Adviser’s sell criteria, and the relative attractiveness of replacement candidates.
PORTFOLIO HOLDINGS INFORMATION
The Adviser and the Fund maintains portfolio holdings disclosure policies (the “Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Fund. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual certified shareholder report and semi-annual certified shareholder report to Fund shareholders and in the quarterly holdings report on Part
F of Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.
A complete listing of the Fund’s portfolio holdings is made available to the public at the end of each calendar quarter with a lag of up to seven business days. These holdings are posted quarterly to
www.chasegrowthfund.com. From time to time, the Adviser may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the Adviser determines to be in the best interests of shareholders.
Pursuant to the Fund’s portfolio holdings disclosure policies, information about the Fund’s portfolio holdings is not distributed to any person unless:
•The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
•The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
•The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to Fund Services and the Trust’s
Board of Trustees, attorneys, auditors or accountants;

•The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or
•The disclosure is made with the approval of either the Trust’s CCO or his or her designee.
Certain of the persons listed above receive information about the Fund’s portfolio holdings on an ongoing basis. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons include:
•A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
•Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s;
Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; Capital-Bridge; and
FactSet Research Systems Inc., all of which currently receive such information between the seventh and tenth business day of the month following the end of a calendar quarter; or
•Internal parties involved in the investment process, administration, operation or custody of the
Fund, specifically: Fund Services; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently, Sullivan & Worcester and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.
Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Fund’s Policy and Procedures Regarding
Disclosure of Portfolio Holdings.
The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by
(1) overseeing the implementation and enforcement of the Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in
Rule 38a-1 under the 1940 Act), and (3) by considering approving any amendment to these Policies. The
Board reserves the right to amend the Policies at any time without prior notice in its sole discretion.
Neither the Adviser, nor the Fund may receive compensation in connection with the disclosure of information about the Fund’s portfolio securities. In the event of a conflict between the interests of the
Fund and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interest of the Fund, and shall report such determination to the Adviser’s Board of Directors and to the Board of Trustees at the end of
the quarter in which such determination was made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.
In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed: Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the
Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Fund’s web site may only be provided to additional third parties, in accordance with the Policies, when the Fund has a legitimate business purpose and the third-party recipient is subject to a confidentiality agreement.

There can be no assurance that the Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.
From time to time, the Adviser may make additional disclosure of the Fund’s portfolio holdings on the
Fund’s website. Shareholders can access the Fund’s website at www.chasegrowthfund.com for additional information about the Fund, including without limitation, the periodic disclosure of its portfolio holdings.
DETERMINATION OF NET ASSET VALUE
The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange
(the “NYSE”) (generally 4:00 p.m., Eastern Time), each day the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day,
Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
NAV is calculated by adding the value of all securities and other assets attributable to the Fund (including interest and dividends accrued, but not yet received), then subtracting liabilities attributable to the Fund
(including accrued expenses). The net asset amount attributable to the share class is divided by the number of shares held by investors of the applicable class.
Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Fund’s valuation designee. The Board has designated the
Adviser as its “valuation designee” under Rule 2a-5 of the 1940 Act, subject to its oversight. Fair value determinations are then made in good faith in accordance with procedures adopted by the Adviser.
Pursuant to those procedures, the valuation designee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.
Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not
available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under the Adviser’s procedures.
Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.
The Fund’s securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated. The Adviser anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.
An option that is written or purchased by the Fund shall be valued using composite pricing via the
National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, a Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. For options where market quotations are not readily available, fair value shall be determined by the Fund’s valuation designee.
Corporate debt securities are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Adviser, or at fair value as determined in good faith by procedures approved by the Adviser and adopted by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.
All other assets of the Fund are valued in accordance with procedures adopted by the Adviser.
PURCHASE AND REDEMPTION OF FUND SHARES
The information provided below supplements the information contained in the Fund’s Prospectus regarding the purchase and redemption of Fund shares.
How to Buy Shares
Fund shares are purchased at the NAV next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day’s NAV per share, the Transfer Agent must receive your order in proper form before the close of regular trading on the NYSE, currently 4:00 p.m. (Eastern
Time). Any purchase orders received after 4:00 p.m., Eastern Time, will generally be available for the purchase of shares the following business day.
If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a wire to avoid any delay in redemption or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected, which may take up to
15 calendar days. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares.
The Trust reserves the right in its sole discretion (1) to suspend the continued offering of the Fund’s shares, and (2) to reject purchase orders in whole or in part when in the judgment of the Adviser or the
Distributor such rejection is in the best interest of the Fund.
Selected securities brokers, dealers or financial intermediaries may offer shares of the Fund’s Class N.
Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next‑determined NAV per share after receipt of the order by such agent before the Fund’s daily cutoff time, currently the close of regular NYSE trading. Orders received after that time will be purchased at the next‑determined NAV per share. The Fund’s Institutional Class must be purchased directly from financial intermediaries or the Fund.
How to Sell Shares
You may sell (redeem) your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative. The Fund will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.
Payments to shareholders for Fund shares redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund’s Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the
Fund may delay the payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Fund.
Selling Shares Directly to the Fund – Send a signed letter of instruction to the Transfer Agent. The price you will receive is the next NAV per share calculated after the Fund receives your request in proper form.
In order to receive that day’s NAV per share, the Transfer Agent must receive your request before the close of regular trading on the NYSE.
Selling Shares Through Your Investment Representative – Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s NAV per share. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer
Agent, and may charge you for its services.
If you want your redemption proceeds sent to an address other than your address as it appears on the
Transfer Agent’s records, a signature guarantee is required. The Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.
Signature guarantees may be obtained from a bank, broker‑dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution. A notary public cannot provide a signature guarantee.
Delivery of Proceeds – The Fund generally sends you payment for your shares within three business days after your request is received in proper form, assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Telephone Redemptions – Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the
Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest account application or as otherwise properly specified to the Fund in writing.
The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if such procedures are observed, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.
During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone
Redemption Privilege may be modified or terminated without notice. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally,
4:00 p.m., Eastern Time).
Redemptions In-Kind – The Trust has elected to be governed by Rule 18f-1 under the 1940 Act so that the
Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any shareholder of the Fund. The Fund has reserved the right to pay the redemption price of its shares in excess of $250,000 or l% of its net asset value either totally or partially, by a distribution in-kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder received a redemption in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption, whether in cash or in-kind, is a taxable event for you.
The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the Trust protocol of making such distribution by way of a pro rata distribution of securities that are traded on a public securities market or are otherwise considered liquid pursuant to the
Fund’s liquidity policies and procedures. Except as otherwise may be approved by the Trustees, the securities that would not be included in an in-kind distribution include (1) unregistered securities which, if distributed, would be required to be registered under the Securities Act of 1933 (the “1933 Act”), as amended; (2) securities issued by entities in countries which (a) restrict or prohibit the holding of securities by non-nationals other than through qualified investment vehicles, such as the fund, or
(b) permit transfers of ownership of securities to be effected only by transactions conducted on a local stock exchange; and (3) certain Fund assets that, although they may be liquid and marketable, must be traded through the marketplace or with the counterparty to the transaction in order to effect a change in beneficial ownership.
The proceeds from the sale of shares of the Fund may not be available until the third business day following the sale. The Fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be affected at NAV per share of the Fund next computed after your request for exchange is received in proper form.
CONVERSION INFORMATION
If consistent with your financial intermediary’s program, Class N shares of the Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, or (ii) investment programs in which the clients pay a fixed or asset-based fee, may be converted into Institutional Class shares of the Fund if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Institutional Class shares of the Fund. Any such conversion will be effected at net asset value without the imposition of any fee or other charges by the Fund. Please contact your financial intermediary about any fees that it may charge.
Investors who hold Institutional Class shares of the Fund through a financial intermediary’s fee-based program, but who subsequently become ineligible to participate in the program or withdraw from the program (while continuing their relationship with the financial intermediary as a brokerage client), may be subject to conversion of their Institutional Class shares by their financial intermediary to another class of shares of the Fund having expenses that may be higher than the expenses of the Institutional Class shares. Investors should contact their financial intermediary to obtain information about their eligibility for the financial intermediary’s fee-based program and the class of shares they would receive upon such a conversion.
TAX MATTERS
Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund, as a series of the Trust, has elected to qualify and intends to continue to qualify as a regulated investment company under Subchapter M of the Code, and to comply with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions. The Fund’s policy is to distribute to its shareholders all of its ordinary income and any net realized long‑term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes in any year. If the Fund does not qualify as a regulated investment company, it will be taxed as a regular corporation and will not be entitled to deduct the dividends paid to shareholders. The Fund can give no assurances that its distributions will be sufficient to eliminate all taxes in every year. To comply with the requirements and to avoid a nondeductible 4% Federal excise tax, the Fund must also distribute (or be deemed to have distributed) by
December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least
98.2% of the excess of its realized capital gains over its realized capital losses for the 12‑month period ending on October 31 of such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund. The Fund intends to declare and pay dividends and other distributions, as described in the Prospectus.
In order to qualify as a regulated investment company, the Fund must, among other things, derive at least
90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership. The Fund must also satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The Fund also must distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s net investment income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.
Capital losses do not expire and may be carried over by the Fund to future taxable years without limitation.
Distributions of net investment income and net short‑term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends currently eligible for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.
In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends‑received deduction to the extent the Fund reports the amount distributed as a qualifying dividend. This reported amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund’s investment policies, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for qualified dividend income treatment for individual shareholders and also for the dividends‑received deduction for corporate shareholders. However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund’s shares held by an individual investor are held for fewer than 61 days, or if the Fund’s shares held by a corporate investor are treated as debt‑financed or are held for fewer than 46 days. Dividends and capital gain distributions from the Fund and gains from the sale of the Fund’s shares are subject to the federal 3.8% tax on net investment income applicable to taxpayers in the higher income brackets.
Long‑term capital gain distributions are taxable to shareholders as long‑term capital gains regardless of the length of time a shareholder held his or her Fund shares. Capital gains distributions are not eligible for the dividends‑received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV per share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing liability for the alternative minimum tax of a shareholder who is an individual. There is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy. Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.
Non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary real estate investment trust (“REIT”) dividends and income derived from master limited partnership (“MLP”) investments. Non-corporate shareholders can claim the qualified business income deduction with respect to REIT dividends received by the Fund if the Fund and the shareholder meet certain holding period and reporting requirements.
Redemption of the Fund’s shares may result in recognition of a taxable gain or loss. Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long‑term capital loss to the extent of any amounts treated as distributions of long‑term capital gains during such six‑month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise)
within 30 days before or after the redemption.
Under the Code, the Fund is required to report to the Internal Revenue Service (the “IRS”) all distributions of taxable income and capital gains, as well as gross proceeds from the redemption of the
Fund’s shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of the Fund’s shares may be subject to withholding of federal income tax, currently at a rate set under Section 3406 of the Code, in the case of non‑exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal tax liability if proper documentation is provided.
The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.
The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to
U.S. citizens or residents and U.S. domestic corporations, estates, the income of which is subject to
United States federal income taxation regardless of its source and trusts that (1) are subject to the primary supervision of a court within the United States and one or more United States persons have the authority to control all substantial decisions of the trust or (2) have a valid election in effect under applicable
United States Treasury regulations to be treated as a United States person. Each shareholder who is not a
U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30%
(or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.
The Foreign Account Tax Compliance Act (“FATCA”). A 30% withholding tax on the Fund’s ordinary income distributions, generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required generally with respect to distributions from your Fund unless an exemption applies. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Fund will not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.
This discussion and the related discussion in the Prospectus have been prepared by the Fund’s management. The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations. Investors should consult their own tax advisors to determine the suitability of the Fund and the applicability of any federal, state, local or foreign taxation. Sullivan & Worcester has expressed no opinion in respect of the tax information in the Prospectus and the SAI.
DIVIDENDS AND DISTRIBUTIONS
The Fund will receive income in the form of dividends and interest earned on its investments in securities.
This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.
The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in their shares.
The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long‑term capital gain or loss recognition or otherwise producing short‑term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long‑term gain or loss recognition or otherwise producing long‑term capital gains and losses, the Fund will have a net long‑term capital gain. After deduction of the amount of any net short‑term capital loss, the balance (to the extent not offset by any capital losses carried over from previous taxable years) will be distributed and treated as long‑term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.
Any dividend or distribution paid by the Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.
Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing or by telephone,

but any such change will be effective only as to dividends and other distributions for which the record date is five or more calendar days after the Transfer Agent has received the written request.
ANTI-MONEY LAUNDERING PROGRAM
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and
Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the
Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.
Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new account applications. The Trust will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA
PATRIOT Act.
PROXY VOTING POLICY
The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. See Appendix A.
The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30. The Fund’s proxy voting record is available without charge, upon request, by calling toll-free 1‑888‑861‑7556 and on the SEC’s web site at www.sec.gov.
GENERAL INFORMATION
Investors in the Fund will be informed of the Fund’s progress through periodic reports. Financial statements certified by its independent registered public accounting firm will be submitted to shareholders annually.
The Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the
Fund proportionately equal to the interest of each other share. Upon the Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.
The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

If they deem it advisable and in the best interests of shareholders, the Board may create additional series of shares which differ from each other only as to dividends. The Board has created numerous series of shares, and may create additional series in the future, each of which has separate assets and liabilities.
Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of the Fund.
Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the
Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.
A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.
With respect to the Fund, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the
Fund may offer two classes of shares.
The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated across all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre‑emptive or conversion rights. Shares, when issued, are fully paid and non‑assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.
The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Board, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Declaration of Trust provides that, at any meeting of shareholders of the
Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such
Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two‑thirds of its outstanding shares, except that if the
Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders,
Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.
CODE OF ETHICS
The Trust and the Adviser have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act.
These Codes permit, subject to certain conditions, access persons of the Advisor to invest in securities that may be purchased or held by the Fund. The Distributor, as defined below, relies on the principal underwriter’s exception under Rule 17j-1(c)(3), of the 1940 Act, specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Adviser.
FINANCIAL STATEMENTS
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders in Form N-CSR. The Form N-CSR for the Fund for the fiscal year ended
September 30, 2025, is a separate document supplied upon request and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

APPENDIX A
CHASE INVESTMENT COUNSEL CORPORATION
PROXY VOTING POLICY AND PROCEDURES
Part I
Statement of Policy
Chase Investment Counsel Corporation (CICC) acts as a discretionary investment adviser for various clients and a registered mutual fund.  Mindful of our co-fiduciary responsibility regarding clients’ assets under management, CICC’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of the clients.  Our authority to vote the proxies of our clients is established by our investment advisory agreement or other written directives.  The following are guidelines and each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement and all other relevant facts and circumstances at the time of the vote.  The proxy voting procedures are tailored to suit the nature of our advisory business and the types of securities and portfolios managed.  Material conflicts are resolved in accordance with CICC’s pre-determined policies.
CICC’s policies and procedures are based on the following:  legislative materials, studies of corporate governance and other proxy voting issues, analyses of shareholder and management proposals and other materials helpful in studying the issues involved.
The litmus test of any proposal, whether it is advanced by management or by one or more shareholders, is whether the adoption of the proposal allows the company to carry on its affairs in such a manner that the clients’ best interests will be served.  The proxy vote is an asset belonging to the client. CICC votes the proxies to positively influence corporate governance in a manner that, in CICC’s best judgment, enhances shareholder value.
CICC takes a limited role or declines to take responsibility for voting client proxies under the following circumstances:
1.Responsibility of voting proxies has been assigned to another party in the advisory contract or other written directive.  In the case of an ERISA client, the voting right has been retained by a named fiduciary of the plan other than CICC.
2.Once a client account has been terminated with CICC in accordance with the investment advisory agreement, CICC will not vote any proxies received after the termination.
3.Proxies for securities held in an unsupervised portion of the client’s account generally will not be voted.  However, if a client directs us to vote proxies, proxies for securities held in an unsupervised portion of the client’s account generally will be voted with management unless the client specifies otherwise.

4.Proxies for securities on loan that must be recalled to vote, generally will not be voted.
5.Specialized treatment in voting proxies when directed in the advisory contract or other written directive (i.e.:  following AFL-CIO guidelines).  These directions to vote proxies may be different from CICC’s policy and procedures.
6.Specialized treatment may be applied to ERISA accounts as CICC’s responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.
These policies and procedures are provided to clients upon request, with the provision that they may be updated from time to time.  Clients can also obtain information on how proxies were voted.
Part II
Procedures
Designated individuals are assigned the duties of receiving and reviewing proxies.  These individuals ensure that proxies are voted only for those clients that have designated this authority to CICC.
Senior investment professionals review judgmental issues to determine if adopting the proposal is in the best interest of our clients.  An assessment is made to determine the extent to which there may be a material conflict between the adviser’s interests and those of the client.
CICC generally votes proxies in accordance with its pre-determined policy, unless we determine that the client interests are better served if the proxies are voted otherwise.  If conflicts arise,
CICC will vote in accordance with its pre-determined policies.  Should there be a material conflict with respect to a matter that is not covered in CICC’s pre-determined policies, such matter will be voted either pursuant to a recommendation from an independent third party or pursuant to instruction from the client.

As part of recordkeeping the following documents are maintained:  (1) a copy of the policies and procedures; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by CICC that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision;
and (5) each written client request for proxy voting records and CICC’s written response to any
(written or oral) client request for such records.  These records are maintained for a period of five years.
Part III
Categories of Issues
It is the policy of CICC to generally vote with management on routine matters affecting the future of the corporation.  If we frequently disagree with management, we will generally sell the stock.  Occasionally, however, when merger proposals containing significant corporate restructuring and major governance issues are involved, we vote shares we manage based on our best judgment as to what will produce the highest return relative to risk.
Following are examples of agenda items that CICC generally approves:
•Election of Directors:  Unless CICC has reason to object to a given director, each director on management’s slate is approved.
•Approval of Auditors:  CICC generally defers to management in picking a CPA firm and votes for management’s choice.
•Directors’ Liability and Indemnification:  Since this is a legitimate cost of doing business and important to attracting competent directors, CICC generally approves.
•Updating the Corporate Charter:  Management periodically asks shareholders to vote for housekeeping updates to its charter and CICC generally approves.
•
Increase in the Common Share Authorization:  If the increase is reasonable, CICC generally approves.

•Stock Purchase Plans:  CICC believes that equity participation plans positively motivate management, directors, and employees.  Therefore, CICC generally approves stock purchase plans unless we have reason to object.
•Stock Option Plans and Stock Participation Plans:  If in CICC’s judgment they are not excessive, these plans are generally approved since they motivate management to enhance shareholder value.
Following are examples of issues presented for shareholder vote that are generally opposed because their approval is judged not to be in the best interest of the client.
•Elimination of Pre-Emptive Rights:  Pre-emptive rights have value to the stockholder.
They can be sold outright or used to buy additional shares, usually at a significant discount to the stock’s market price.  To approve their elimination would mean giving away something of potential value to the client.  Elimination of pre-emptive rights also potentially dilutes the shareholders’ proportionate share of current holdings and diminishes shareholder rights or control over management.  Therefore, CICC generally opposes their elimination.
•Poison Pills:  These are usually referred to as Shareholder Rights Plans and are used by management to prevent an unfriendly takeover.  Generally, management asks the shareholders to approve a huge increase in authorized common shares often accompanied by the approval of a new issue of preferred stock, the terms of which can be set later by management at the onset of an uninvited bid for the company.  CICC generally opposes these and other devices utilized by corporate management to elude acquirers, raiders, or other legitimate offers unless it views such devices as likely to increase shareholder value in the future and not just entrench management.
•
Proposals to Establish Staggered Boards:  Since staggered election dates of board members impede hostile acquisitions and serve to entrench current management, they are not in the best interest of the shareholder and are generally opposed.  It is CICC’s judgment that uninvited bids for the company’s stock should not be discouraged.  They are usually at a substantial premium over the existing market price, so they can be very profitable to the shareholder.  It is better that management have a threat of an unwanted bid to give them the incentive to manage the company for the enhancement of shareholder value.

•New Classes of Shares Having Different Voting Rights:  These are not in the clients’ best interest because they are contrary to the principle of “one share one vote” and could dilute the current stockholders’ control.
•Shareholders Proposals That Offer No Specific Economic Benefit to the Client:  When
one or more shareholders propose social issues, CICC evaluates them to determine if their approval will be of economic benefit to the client or whether their adoption will result in additional cost to the company and/or impede its ability to do business.  If the proposal offers no economic benefit, it is generally opposed.
Part IV
Form N-PX
As a Form 13-F filer and the adviser to the Chase Growth Fund (the “Fund”), which is a registered investment company, Chase Investment Counsel is required to submit annually (not later than August 31st) the Form N-PX to the SEC for our separately managed client accounts and for the Chase Growth Fund.  Form N-PX contains the proxy voting record for the client accounts and the Fund for the most recent twelve-month period ended June 30th.
To obtain information on how Chase Investment Counsel Corporation has voted proxies, you may contact us at:
Chase Investment Counsel Corporation
Attn:  Proxy Voting
350 Old Ivy Way, Suite 100
Charlottesville, VA  22903-4897
By phone:  434-293-9104 or toll free at 800-293-9104
By facsimile at 434-293-9002

PART C

Chase Growth Fund

OTHER INFORMATION

Item 28. Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust dated October 18, 2018, was previously filed with the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated September 24, 2020 was previously filed with Post-Effective Amendment No. 1000 to the Registration Statement on Form N-1A on January 25, 2021 and is incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Amended and Restated Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreements.

(i)
Investment Advisory Agreement (Growth Fund) dated September 5, 1997, was previously filed with Post-Effective Amendment No. 205 to the Registration Statement on Form N-1A on January 27, 2006, and is incorporated herein by reference.

(A)
Amendment No. 1 dated June 7, 1999, to the Investment Advisory Agreement (Growth Fund), was previously filed with Post-Effective Amendment No. 205 to the Registration Statement on Form N-1A on January 27, 2006, and is incorporated herein by reference.

(B)
Amended Schedule A dated January 26, 2007, to the Investment Advisory Agreement (Growth Fund), was previously filed with Post-Effective Amendment No. 276 to the Registration Statement on Form N-1A on January 27, 2009, and is incorporated herein by reference.

(C)
Amendment to the Investment Advisory Agreement (Growth Fund) dated October 1, 2017, was previously filed with the Post-Effective Amendment No. 808 to the Registration Statement on Form N-1A on January 25, 2018, and is incorporated herein by reference.

(e)	Distribution Agreement dated January 1, 2026 is filed herewith.

(f)	Bonus or Profit Sharing Contracts - not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(h)	Other Material Contracts.

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated August 24, 2007, to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 276 to the Registration Statement on Form N-1A on January 27, 2009, and is incorporated herein by reference.

(B)
Amendment dated December 5, 2013, to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 563 to the Registration Statement on Form N-1A on January 27, 2014, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment dated December 5, 2013, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 563 to the Registration Statement on Form N-1A on January 27, 2014, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated December 5, 2013, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 563 to the Registration Statement on Form N-1A on January 27, 2014, and is incorporated herein by reference.

(iv)
Amended and Restated Operating Expenses Limitation Agreement (Growth Fund) dated January 28, 2023 was previously filed with Post-Effective Amendment No. 1114 to the Trust's Registration Statement on Form N-1A on January 25, 2023, and is incorporated herein by reference.

(v)
Amended and Restated Shareholder Servicing Plan (Growth Fund) dated May 31, 2016, was previously filed with Post-Effective Amendment No. 747 to the Registration Statement on Form N-1A on January 25, 2017, and is incorporated herein by reference.

(vi)
Power of Attorney (Rackey, Mertens, Redwine, Kritzmire and Wainscott) previously filed with Post-Effective Amendment 1151 to the Registration Statement on Form N-1A on August 28, 2024, and is incorporated herein by reference.

(i)	Legal Opinion.

(i)
Legal Opinion (Growth Fund) dated January 13, 2000, was previously filed with Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A on January 14, 2000, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm - filed herewith.

(k)	Omitted Financial Statements - not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plan - not applicable

(n)
Amended and Restated Rule 18f-3 Plan, dated March 15, 2013, was previously filed with Post-Effective Amendment No. 563 to the Registration Statement on Form N-1A on January 27, 2014, and is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for Registrant dated October 2022, was previously filed with Post-Effective Amendment No. 1104 to the Registration Statement on Form N-1A on October 27, 2022, and is incorporated herein by reference.

(ii)
Code of Ethics for Adviser dated December 22, 2020 was previously filed with Post-Effective Amendment No. 1000 to the Registration Statement on Form N-1A on January 25, 2021 and is incorporated herein by reference.

(iii)	Code of Ethics for Access Persons of Quasar Distributors, LLC - Not applicable

Item 29. Persons Controlled by or Under Common Control with Registrant.

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

    Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Advisor.

Chase Investment Counsel Corporation, located at 350 Old Ivy Way, Suite 100, Charlottesville, Virginia 22903, is a registered investment adviser under the Investment Advisers Act of 1940 and serves as investment adviser for the Trust’s series: Chase Growth Fund.
With respect to the Adviser, the response to this Item is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-3396), dated March 28, 2025. The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.
Item 32. Principal Underwriter.

(a)    Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1. Abacus FCF ETF Trust
2. Advisor Managed Portfolios
3. Antares Private Credit Fund
4. Capital Advisors Growth Fund, Series of Advisors Series Trust
5. Chase Growth Fund, Series of Advisors Series Trust
6. Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
7. Edgar Lomax Value Fund, Series of Advisors Series Trust
8. Huber Large Cap Value Fund, Series of Advisors Series Trust
9. Huber Mid Cap Value Fund, Series of Advisors Series Trust
10. Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11. Huber Small Cap Value Fund, Series of Advisors Series Trust
12. Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13. Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14. Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15. O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16. PIA BBB Bond Fund, Series of Advisors Series Trust
17. PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18. PIA High Yield Fund, Series of Advisors Series Trust
19. PIA MBS Bond Fund, Series of Advisors Series Trust

20. PIA Short-Term Securities Fund, Series of Advisors Series Trust
21. Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22. Poplar Forest Partners Fund, Series of Advisors Series Trust
23. Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24. Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25. Pzena International Value Fund, Series of Advisors Series Trust
26. Pzena Mid Cap Value Fund, Series of Advisors Series Trust
27. Pzena Small Cap Value Fund, Series of Advisors Series Trust
28. Reverb ETF, Series of Advisors Series Trust
29. Scharf ETF, Series of Advisors Series Trust
30. Scharf Global Opportunity ETF, Series of Advisors Series Trust
31. Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
32. Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
33. Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
34. The Aegis Funds
35. Allied Asset Advisors Funds
36. Angel Oak Funds Trust
37. Angel Oak Strategic Credit Fund
38. Brookfield Infrastructure Income Fund Inc.
39. Brookfield Investment Funds
40. Buffalo Funds
41. RJ Eagle GCM Dividend Select Income ETF, Series of Carillon Series Trust
42. RJ Eagle Municipal Income ETF, Series of Carillon Series Trust
43. RJ Eagle Vertical Income ETF, Series of Carillon Series Trust
44. DoubleLine Funds Trust
45. AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
46. AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
47. AAM Crescent CLO ETF, Series of ETF Series Solutions
48. AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
49. AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
50. AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
51. AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
52. AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
53. AAM Todd International Intrinsic Value ETF, Series of ETF Series Solutions
54. AAM Transformers ETF, Series of ETF Series Solutions
55. Acquirers Deep Value ETF, Series of ETF Series Solutions
56. Aptus April Buffer, Series of ETF Series Solutions
57. Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
58. Aptus Deferred Income ETF, Series of ETF Series Solutions
59. Aptus Defined Risk ETF, Series of ETF Series Solutions
60. Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
61. Aptus Enhanced Yield ETF, Series of ETF Series Solutions
62. Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
63. Aptus January Buffer ETF, Series of ETF Series Solutions
64. Aptus July Buffer ETF, Series of ETF Series Solutions
65. Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
66. Aptus Large Cap Upside ETF, Series of ETF Series Solutions
67. Aptus October Buffer ETF, Series of ETF Series Solutions
68. Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
69. Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
70. Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
71. BTD Capital Fund, Series of ETF Series Solutions
72. Carbon Strategy ETF, Series of ETF Series Solutions
73. ClearShares OCIO ETF, Series of ETF Series Solutions
74. ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
75. ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
76. Colterpoint Net Lease Real Estate ETF, Series of ETF Series Solutions
77. Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
78. Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
79. Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
80. ETFB Green SRI REITs ETF, Series of ETF Series Solutions
81. Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
82. Hoya Capital Housing ETF, Series of ETF Series Solutions
83. LHA Market State Tactical Beta ETF, Series of ETF Series Solutions

84. LHA Market State Tactical Q ETF, Series of ETF Series Solutions
85. LHA Risk-Managed Income ETF, Series of ETF Series Solutions
86. McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
87. Opus Small Cap Value ETF, Series of ETF Series Solutions
88. The Acquirers Fund, Series of ETF Series Solutions
89. The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
90. The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
91. U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
92. U.S. Global JETS ETF, Series of ETF Series Solutions
93. U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
94. U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
95. US Vegan Climate ETF, Series of ETF Series Solutions
96. Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
97. Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
98. First American Funds Trust
99. FundX Investment Trust
100. The Glenmede Fund, Inc.
101. The GoodHaven Funds Trust
102. Harding, Loevner Funds, Inc.
103. Hennessy Funds Trust
104. Horizon Funds
105. Hotchkis & Wiley Funds
106. Intrepid Capital Management Funds Trust
107. Jacob Funds Inc.
108. The Jensen Quality Growth Fund Inc.
109. Kirr, Marbach Partners Funds, Inc.
110. Core Alternative ETF, Series of Listed Funds Trust
111. Optimized Equity Income ETF, Series of Listed Funds Trust
112. Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
113. Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
114. LKCM Funds
115. LoCorr Investment Trust
116. MainGate Trust
117. ATAC Rotation Fund, Series of Managed Portfolio Series
118. Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
119. Kensington Active Advantage Fund, Series of Managed Portfolio Series
120. Kensington Defender Fund, Series of Managed Portfolio Series
121. Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
122. Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
123. Kensington Managed Income Fund, Series of Managed Portfolio Series
124. LK Balanced Fund, Series of Managed Portfolio Series
125. Leuthold Core ETF, Series of Managed Portfolio Series
126. Leuthold Core Investment Fund, Series of Managed Portfolio Series
127. Leuthold Global Fund, Series of Managed Portfolio Series
128. Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
129. Leuthold Select Industries ETF, Series of Managed Portfolio Series
130. Muhlenkamp Fund, Series of Managed Portfolio Series
131. Nuance Concentrated Value Fund, Series of Managed Portfolio Series
132. Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
133. Olstein All Cap Value Fund, Series of Managed Portfolio Series
134. Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
135. Port Street Quality Growth Fund, Series of Managed Portfolio Series
136. Prospector Capital Appreciation Fund, Series of Managed Portfolio Series
137. Prospector Opportunity Fund, Series of Managed Portfolio Series
138. Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
139. Reinhart International PMV Fund, Series of Managed Portfolio Series
140. Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
141. Tremblant Global ETF, Series of Managed Portfolio Series
142. Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
143. Hood River Emerging Markets Fund, Series of Manager Directed Portfolios
144. Hood River International Opportunity Fund, Series of Manager Directed Portfolios
145. Hood River New Opportunities Fund, Series of Manager Directed Portfolios
146. Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
147. SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios

148. SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
149. SWP Growth & Income ETF, Series of Manager Directed Portfolios
150. Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
151. Mason Capital Fund Trust
152. Matrix Advisors Funds Trust
153. Monetta Trust
154. Nicholas Equity Income Fund, Inc.
155. Nicholas Fund, Inc.
156. Nicholas II, Inc.
157. Nicholas Limited Edition, Inc.
158. Oaktree Diversified Income Fund Inc.
159. Permanent Portfolio Family of Funds
160. Perritt Funds, Inc.
161. Procure ETF Trust II
162. Professionally Managed Portfolios
163. Provident Mutual Funds, Inc.
164. Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
165. Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
166. Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
167. Aquarius International Fund, Series of The RBB Fund, Inc.
168. Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
169. Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
170. Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
171. Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
172. Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
173. Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
174. Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
175. F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
176. F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
177. F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
178. F/m Callable Tax-Free Municipal ETF, Series of The RBB Fund, Inc.
179. F/m Compoundr High Yield Bond ETF, Series of The RBB Fund, Inc.
180. F/m Compoundr U.S. Aggregate Bond ETF, Series of The RBB Fund, Inc.
181. F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
182. F/m Emerald Special Situations ETF, Series of The RBB Fund, Inc.
183. F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
184. F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
185. F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
186. F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
187. F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
188. F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
189. F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
190. F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
191. F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
192. F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
193. F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
194. F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
195. F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
196. F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
197. Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
198. Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
199. Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
200. Motley Fool Innovative Growth Factor ETF, Series of The RBB Fund, Inc.
201. Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
202. Motley Fool Momentum Factor ETF, Series of The RBB Fund, Inc.
203. Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
204. Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
205. Motley Fool Value Factor ETF, Series of The RBB Fund, Inc.
206. MUFG Japan Small Cap Active ETF, Series of The RBB Fund, Inc.
207. Oakhurst Fixed Income Fund, Series of The RBB Fund, Inc.
208. Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
209. SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
210. SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
211. SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.

212. SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
213. SGI Global Equity Fund, Series of The RBB Fund, Inc.
214. SGI Peak Growth Fund, Series of The RBB Fund, Inc.
215. SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
216. SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
217. SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
218. SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
219. WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
220. WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
221. The RBB Fund Trust
222. RBC Funds Trust
223. Rockefeller Municipal Opportunities Fund
224. SEG Partners Long/Short Equity Fund
225. Series Portfolios Trust
226. Thompson IM Funds, Inc.
227. Tortoise Capital Series Trust
228. Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
229. Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
230. CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
231. CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
232. CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
233. CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
234. RiverPark Strategic Income Fund, Series of Trust for Professional Managers
235. Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
236. Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
237. Jensen Quality MidCap Fund, Series of Trust for Professional Managers
238. Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
239. Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
240. Wall Street EWM Funds Trust

(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s principal business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President and Chief Compliance Officer and Treasurer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, Maine 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	Chase Investment Counsel Corporation 350 Old Ivy Way, Suite 100 Charlottesville, Virginia 22903
Registrant’s Distributor	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, Maine 04101

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

EXHIBIT INDEX

Exhibit	Exhibit No.
Distribution Agreement	EX.99.e
Consent of Independent Registered Public Accounting Firm	EX.99.j

SIGNATURES

    Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1184 to its Registration Statement and has duly caused this Post-Effective Amendment No. 1186 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on January 22, 2026.

Advisors Series Trust

By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President and Principal Executive Officer

    Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

David G. Mertens*	Trustee	January 22, 2026
David G. Mertens

Michele Rackey*	Trustee	January 22, 2026
Michele Rackey

Anne W. Kritzmire*	Trustee	January 22, 2026
Anne W. Kritzmire

Craig B. Wainscott*	Trustee	January 22, 2026
Craig B. Wainscott

/s/ Kevin Hayden	Treasurer, Vice President and	January 22, 2026
Kevin Hayden	Principal Financial Officer

/s/ Jeffrey T. Rauman	President and Principal Executive Officer	January 22, 2026
Jeffrey T. Rauman

*By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman Attorney-In Fact pursuant to Power of Attorney